   As Filed with the Securities and Exchange Commission on February 26, 1999

                                                       Registration No. 33-12362

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     under
                           THE SECURITIES ACT OF 1933               [ ]
                          PRE-EFFECTIVE AMENDMENT NO.               [ ]


                        POST-EFFECTIVE AMENDMENT NO. 22             [X]


                                      and
                          REGISTRATION STATEMENT UNDER              [ ]
                       THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 23                    [X]


                              --------------------

                  THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT-24
                           (Exact Name of Registrant)

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                              (Name of Depositor)

                                751 Broad Street
                         Newark, New Jersey 07102-3777
                                 (973) 802-8781
                  (Address and telephone number of Depositor's
                         principal's executive offices)

                              --------------------


                                CAREN CUNNINGHAM
                           Assistant General Counsel
                   Prudential Investments Fund Management LLC
                              Three Gateway Center
                         100 Mulberry Street, 9th Floor
                         Newark, New Jersey 07102-4077
                    (Name and address of agent for service)


                                    Copy to:
                          Christopher E. Palmer, Esq.
                                 Shea & Gardner
                        1800 Massachusetts Avenue, N.W.
                             Washington, D.C. 20036

                              --------------------


It is proposed that this filing will become effective (Check appropriate space):

    immediately upon filing pursuant to paragraph (b) of Rule 485
---


[ ] on __________ pursuant to paragraph (b) of Rule 485



    60 days after filing pursuant to paragraph (a)(i) of Rule 485
---


[X] on May 1, 1999 pursuant to paragraph (a)(i) of the Rule 485
         (date)

    75 days after filing pursuant to paragraph (a)(ii) of Rule 485
---

    on __________ pursuant to paragraph (a)(ii) of Rule 485
---      (date)

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previous filed post-effective amendment.

THE MEDLEY PROGRAM                                   MAY 1, 1999

This prospectus describes contracts (the Contracts) offered by The Prudential Insurance Company of America (Prudential) for use in connection with retirement arrangements that qualify for federal tax benefits under Sections 401, 403(b), 408 or 457 of the Internal Revenue Code of 1986, as amended. The contracts may also be used with non-qualified arrangements. Contributions under the Contracts may be invested in The Prudential Variable Contract Account-10, The Prudential Variable Contract Account-11 and The Prudential Variable Account-24.

                                     [LOGO]

The Prudential Variable Contract Account-10 (VCA 10) invests primarily in equity securities of major, established corporations. Its investment goal is LONG TERM GROWTH OF CAPITAL. This means we look for investments whose price we expect will increase over several years.

The Prudential Variable Contract Account-11 (VCA 11) invests in money market instruments. Its investment goal is AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL AND LIQUIDITY. An investment in VCA 11 is neither insured nor guaranteed by the U.S. Government.

 The Prudential Variable Contract Account-24 (VCA 24) allows you to invest in one or more of the portfolios of The Prudential Series Fund, Inc. (the Series
Fund). A prospectus for the Series Fund is included with this prospectus and describes the investment goals of the seven Series Fund portfolios offered through VCA 24.

Please read this prospectus before investing and keep it for future reference. To learn more about the Contracts, you can get a copy of the MEDLEY Statement of Additional Information (SAI) dated May 1, 1999. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC. For a free copy of the SAI, call us at: 1-800-458-6333 or write us at:

                                    The Prudential Insurance Company of America
                                    c/o Prudential Investments
                                    30 Scranton Office Park
                                    Scranton, PA 18506-1789

FILING THIS PROSPECTUS WITH THE SEC DOES NOT MEAN THAT THE SEC HAS DETERMINED THAT THE CONTRACTS ARE A GOOD INVESTMENT, NOR HAS THE SEC DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE. INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. AN INVESTMENT IN THE CONTRACTS IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

----------------------------------------------------------------------------------------------
TABLE OF CONTENTS
----------------------------------------------------------------------------------------------
                                                                                          PAGE
GLOSSARY OF SPECIAL TERMS---------------------------------------------------------------
FEE TABLES------------------------------------------------------------------------------
SUMMARY---------------------------------------------------------------------------------
PRUDENTIAL------------------------------------------------------------------------------
THE INVESTMENT OPTIONS------------------------------------------------------------------
INVESTMENT PRACTICES--------------------------------------------------------------------
      VCA-10----------------------------------------------------------------------------
      VCA-11----------------------------------------------------------------------------
      The Series Fund Portfolios--------------------------------------------------------
DETERMINATION OF ASSET VALUE------------------------------------------------------------
MANAGEMENT------------------------------------------------------------------------------
CONTRACT CHARGES------------------------------------------------------------------------
       Deferred Sales Charge------------------------------------------------------------
       Waiver of Deferred Sales Charge--------------------------------------------------
       Annual Account Charge------------------------------------------------------------
       Charge for Administrative Expenses and Investment Management Services------------
       Modification of Charges----------------------------------------------------------
THE CONTRACTS---------------------------------------------------------------------------
       The Accumulation Period----------------------------------------------------------
                  1. Contributions------------------------------------------------------
                  2. The Unit Value-----------------------------------------------------
                  3. Withdrawal of Contributions----------------------------------------
                  4. Systematic Withdrawal Plan-----------------------------------------
                  5. Texas Optional Retirement Program----------------------------------
                  6. Death Benefits-----------------------------------------------------
                  7. Discontinuance of Contributions------------------------------------
                  8. Transfer Payments--------------------------------------------------
                  9. Requests by Telephone and Other Electronic Means-------------------
                 10. Prudential Mutual Funds--------------------------------------------
                 11. Exchange into
                 13. Exchange into Discovery SelectSM  Group Retirement Annuity---------
                 14. Loans--------------------------------------------------------------
                 15. Modified Procedures------------------------------------------------

       The Annuity Period---------------------------------------------------------------
                  1. Electing the Annuity Date and the Form of Annuity
                  2. Available Forms of Annuity-----------------------------------------
                  3. Purchasing the Annuity---------------------------------------------
       Assignment-----------------------------------------------------------------------
       Changes in the Contracts---------------------------------------------------------
       Reports--------------------------------------------------------------------------
       Performance Information----------------------------------------------------------
       Participation divisible surplus--------------------------------------------------
FEDERAL TAX STATUS----------------------------------------------------------------------
VOTING RIGHTS---------------------------------------------------------------------------
LEGAL PROCEEDINGS-----------------------------------------------------------------------
YEAR 2000-------------------------------------------------------------------------------
TABLE OF CONTENTS-STATEMENT OF ADDITIONAL INFORMATION-----------------------------------
APPENDIX--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION-VCA-10--------------------------------------------------
CONDENSED FINANCIAL INFORMATION-VCA-11--------------------------------------------------
CONDENSED FINANCIAL INFORMATION-VCA-24--------------------------------------------------

--------------------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the Contracts, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms.
--------------------------------------------------------------------------------

ACCUMULATION PERIOD: The period that begins with the Contract date (see definition below) and ends when you start receiving income payments or earlier if the Contract is terminated through a full withdrawal or payment of a death benefit.

ACCUMULATION ACCOUNT: An account used to calculate the value of your assets allocated to an investment option during the accumulation period. You have a separate Accumulation Account for each investment option.

COMPANION CONTRACT: A fixed dollar group annuity contract issued by Prudential under which contributions may be made for Participants in the MEDLEY program.

CONTRACTS:  The group variable annuity contracts described in this prospectus.

CONTRACT DATE: The date Prudential receives the initial contribution on behalf of a Participant and all necessary paperwork is in good order. Contract anniversaries are measured from the Contract date.

CONTRACTHOLDER: The employer, association or trust to which Prudential has issued a Contract.

CONTRIBUTIONS: Payments made by the Contractholder under the Contract for the benefit of a Participant.

INCOME PERIOD: The period that begins when you start receiving income payments under a Contract.

INVESTMENT OPTIONS:  VCA 10, VCA 11 and VCA 24

NASDAQ: A computerized system that provides price quotations for securities traded over-the-counter as well as many New York Stock Exchange listed securities.

NON-QUALIFIED COMBINATION CONTRACT: A group variable annuity contract issued in connection with non-qualified arrangements that permits Participants with a single Contract to direct contributions to VCA 10, VCA 11, VCA 24 or a general account fixed rate option of Prudential.

PARTICIPANT OR YOU: The person for whose benefit contributions are made under a Contract.

PRUDENTIAL OR WE:  The Prudential Insurance Company of America.

QUALIFIED COMBINATION CONTRACT: A group variable annuity contract issued in connection with qualified arrangements that permits Participants with a single Contract to direct contributions to VCA 10, VCA 11, VCA 24 or a general account fixed rate option of Prudential.

SEPARATE ACCOUNT: Purchase payments allocated to the various investment options available under a Contract are held by Prudential in a separate account. VCA 10, VCA 11 and VCA 24 are each a separate account.

TAX DEFERRAL: A way to increase your assets without being taxed every year. Taxes are not paid on investment gain until you take money out of your Contract.

UNIT AND UNIT VALUE: You are credited with Units of the medley investment options you select. Initially, the number of Units credited to you is determined by dividing the amount of the contribution made on your behalf by the applicable Unit Value for that day for that investment option. After that, the value of the Units is adjusted each day to reflect the investment returns and expenses of the investment option plus any Contract charges that may apply to you.

--------------------------------------------------------------------------------
FEE TABLES
--------------------------------------------------------------------------------

VCA 10 AND VCA 11 - PARTICIPANT TRANSACTION EXPENSES
Sales Load Imposed on Purchases                                             None
Maximum Deferred Sales Load (as a percentage of contributions withdrawn)*
                                                                              7%
Exchange Fee                                                                None
Maximum Annual Contract Fee                                                  $30

Annual Expenses
(as a percentage of average net assets)
Management Fees                                                             .25%
Administrative Fees                                                         .75%
Total Annual Expenses                                                      1.00%

----------
* The deferred sales load decreases by 1% each year of Program participation as follows: 7% for the first year of Program participation, 6% for the second year and so on until after the seventh year the charge is 0%.

EXAMPLES

These examples will help you compare the fees and expenses of the various Contracts and compare the cost of the Contracts with other variable annuity contracts. The examples are calculated based on he expenses listed in the table above.**

If you surrender your Contract at the end of the
applicable time period:                                               1 year     3 years    5 years     10 years
    You would pay the following expenses on a $1,000
    investment, assuming 5% annual return on assets:
                                                                     $           $          $           $
                                                                     -------     -------    -------     -------
If you annuitize at the end of the applicable
time period:
    You would pay the following expenses on
    a $1,000 investment, assuming 5%
    annual return on assets:
                                                                     $           $          $           $
                                                                     -------     -------    -------     -------
If  you do not surrender your Contract:
    You would pay the following expenses on
    a $1,000 investment, assuming 5% annual
    return on assets:
                                                                     $           $          $           $
                                                                     -------     -------    -------     -------

----------
** The Annual Contract Fee is reflected in the above example upon the assumption that it is deducted from each of the available investment options, including the Companion Contract and fixed rate option, in the same proportions as the aggregate Annual Contract Fees are deducted from each option. The actual expenses paid by each Participant will vary depending upon the total amount credited to that Participant and how that amount is allocated.

VCA 24 - PARTICIPANT TRANSACTION EXPENSES
Sales Load Imposed on Purchases                                             None
Maximum Deferred Sales Load (as a percentage of contributions withdrawn)*
                                                                              7%
Exchange Fee                                                                None
Maximum Annual Contract Fee                                                  $30

Separate Account Annual Expenses
(as a percentage of average net assets)
Mortality and Expense Risk Fees                                             None
Administrative Fees                                                         .75%
Total Annual Expenses                                                       .75%

----------
* The deferred sales load decreases by 1% each year of Program participation as follows: 7% for the first year of Program participation, 6% for the second year and so on until after the seventh year the charge is 0%.

SERIES FUND PORTFOLIO ANNUAL EXPENSES

                           Conservative   Diversified                   Flexible                   Government     Stock
                             Balanced         Bond         Equity       Managed        Global        Income       Index
                             Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio    Portfolio
Investment Management
Fee                                .55%          .40%          .45%          .60%          .75%          .40%        .35%

Other Expenses                        %             %             %             %             %             %           %

Total Annual Portfolio
Expenses
                                      %             %             %             %             %             %           %
                               -------       -------       -------       -------       -------       -------     -------

EXAMPLES

These examples will help you compare the fees and expenses of the various Contracts and compare the cost of the Contracts with other variable annuity contracts. The examples are calculated based on he expenses listed in the table above.**

You would pay the following expenses on each $1,000 invested, assuming a 5% annual return and redemption at the end of the time period:

                                                              1 Year    3 Years     5 Years     10 Years
                                                              ------    -------     -------     --------
     Conservative Balanced.............................
     Diversified Bond..................................       $         $           $           $
     Equity............................................
     Flexible Managed..................................
     Global............................................
     Government Income.................................
     Stock Index.......................................

You would pay the following expenses on each $1,000 invested, assuming a 5% annual return and no redemption at the end of the time period:

                                                              1 Year    3 Years     5 Years     10 Years
                                                              ------    -------     -------     --------
     Conservative Balanced..............................
     Diversified Bond...................................      $         $           $           $
     Equity.............................................
     Flexible Managed...................................
     Global.............................................
     Government Income..................................
     Stock Index........................................

----------
** The annual contract fee is reflected in the above example upon the assumption that it is deducted from each of the available investment options, including the Companion Contract and fixed rate option, in the same proportions as the aggregate annual contract fees are deducted from each investment option. The actual expenses paid by each Participant will vary depending upon the total amount credited to that Participant and how that amount is allocated.

--------------------------------------------------------------------------------
SUMMARY
--------------------------------------------------------------------------------

THE CONTRACTS

Five GROUP VARIABLE ANNUITY CONTRACTS are described in this prospectus. A group variable annuity contract is a contract between a Contractholder and Prudential, an insurance company. The Contracts offer a way to invest on a tax-deferred basis and are intended for retirement savings or other long-term investment purposes. The Contracts, like all deferred annuity contracts, have two phases - an accumulation period and an income period. During the accumulation period, earnings accumulate on a tax-deferred basis. That means you are only taxed on the earnings when you withdraw them. The second phase - the income period - occurs when you begin receiving regular payments from your Contract. The amount of money earned during the accumulation period determines the amount of payments you will receive during the income period.

The Contracts generally are issued to employers who make contributions on behalf of their employees under Sections 401, 403(b) or 457 of the Internal Revenue Code or a non-qualified retirement arrangement. In this case, the employer is called the "Contractholder" and the person for whom contributions are being made is a "Participant."

THE MEDLEY PROGRAM

The following group annuity contracts make up the MEDLEY Program:

     o VCA 10 CONTRACT - which provides for contributions to be invested in VCA 10.

     o VCA 11 CONTRACT - which provides for contributions to be invested in VCA 11.

     o VCA 24 CONTRACT - which provides for contributions to be invested in one or more of the Series Fund portfolios.

     o QUALIFIED COMBINATION CONTRACT - is a qualified contract which provides for contributions to be invested in VCA 10, VCA 11, VCA 24 and a fixed rate option provided by Prudential.

     o NON-QUALIFIED COMBINATION CONTRACT - is a non-qualified contract which provides for contributions to be invested in VCA 10, VCA 11, VCA 24 and a fixed rate option provided by Prudential.

     o COMPANION CONTRACT - is a fixed dollar group annuity contract issued by Prudential.

Your employer, the Contractholder, will decide which of these Contracts will be made available to you. Depending on the Contractholder's selection, you may be able to choose to have contributions made on your behalf to VCA 10, VCA 11 and/or VCA 24. You may also change how the contributions are allocated, usually be notifying Prudential at the address shown on the cover of this prospectus.

Depending on market conditions, you can make or lose money by investing in VCA 10, VCA 11 or VCA 24. The value of your Contract will fluctuate with their investment performance. Performance information is provided in the SAI. Remember, past performance is not a guarantee of future results.

CONTRIBUTIONS

Contributions may be made through a payroll deduction program or a similar arrangement with the Contractholder. If Contributions are being made to an Individual Retirement Annuity they must be at least $500. Contributions to an Individual Retirement Annuity for a non-working spouse under Section 408 of the Internal Revenue Code or a working spouse who elects to be treated as a non-working spouse are limited to $250 a year. In the case of an Individual Retirement Annuity, the minimum contribution is $250. All contributions may be allocated among the investment options available to you under your Contract. Checks should be made payable to The Prudential Insurance Company of America.

CHARGES

No sales charge is deducted when a contribution is made. However, there may be a sales charge when a contribution is withdrawn from VCA 10, VCA 11 or VCA 24. This is known as a "deferred sales charge" and covers Prudential's sales expenses. A deferred sales charge is charged only when contributions are withdrawn by a Participant during the first 7 years of his or her participation in the MEDLEY Program.

The maximum deferred sales charge is 7% and applies to contributions withdrawn during the first year of participation. Each year after, the deferred sales charge decreases. No deferred sales charge is imposed on contributions that are withdrawn:

     o    to purchase an annuity under a Contract

     o    to provide a death benefit

     o    under the systematic withdrawal plan

     o    under a minimum distribution plan

     o in the case of financial hardship or disability retirement as determined under an employer's retirement arrangement

     o (except for IRAs) due to a Participant's resignation or retirement or termination of the Participant's employment by the Contractholder

If you decide to transfer contributions among the investment options available under your Contract, you will not be subject to a deferred sales charge. However, these transfers are treated as contributions into the new investment option for purposes of determining any deferred sales charges on future withdrawals.

An annual account charge may also be made. This charge will not exceed $30 in any calendar year and will be divided up among your investment options.

VCA 10 and VCA 11 are subject to fees for investment management and administration services. VCA 24 is subject to an administration fee only, but the Series Fund portfolios are subject to investment management fees and other expenses. These fees will have the effect of decreasing investment performance, which in turn, determines how much you earn during the accumulation period of your Contract.

WITHDRAWALS & TRANSFERS

All written requests and notices required under the Contracts - other than withdrawal requests and death benefit claims - should be sent to Prudential at the address on the cover of this prospectus. You can also use that address for any written inquiries you may have.

As explained later, some transactions may be made by telephone and other electronic means. Permitted telephone transactions can be made by calling Prudential at 800-458-6333 and electronic transactions may be made through www.Prudential.com.

All written withdrawal requests and death benefit claims relating to a Participant's interest in VCA 10, VCA 11 or VCA 24 must be made in one of the following ways:

     o by U.S. mail to Prudential Investments, P.O. Box 5410, Scranton, Pennsylvania 18505-5410.

     o by other delivery service - for example, Federal Express - to Prudential Investments, 30 Scranton Office Park, Scranton, Pennsylvania 18507-1789.

     o    by fax to Prudential Investments, Attn: Client Payments at (717)
          340-4328.

In order to process a withdrawal request or death benefit claim, it must be submitted to Prudential in "good order." This is described in more detail at page __ of this prospectus.

In some cases, the Contractholder or a third-party may provide recordkeeping services for a Contract instead of Prudential. In that case, withdrawal and transfer procedures may vary.

--------------------------------------------------------------------------------
PRUDENTIAL
--------------------------------------------------------------------------------

Prudential is a mutual life insurance company incorporated in 1873 under the laws of New Jersey. Its corporate offices are located at 751 Broad Street, Newark, New Jersey 07102-3777. It has been investing for pension funds since 1928.

Prudential is the investment adviser for VCA 10, VCA 11 and the Series Fund. It is registered as an investment adviser under the Investment Advisers Act of 1940. Prudential is also responsible for the administration and recordkeeping activities for VCA 10, VCA 11 and VCA 24. Prudential's financial statements are included in the Appendix to this prospectus.

Prudential is in the process of converting from a mutual insurance company to a stock insurance company. This process is called "demutualization." Legislation allowing Prudential to demutualize has been enacted by the State of New Jersey, however, no plan for demutualization has been adopted by the Board of Directors of Prudential or approved by policyholders or appropriate state insurance regulators. Once it has been adopted, this process could take two or more years to complete and there will be a continuing evaluation by the Prudential Board of Directors and senior management of the Company of the potential impact of the process on contractowners.

PIMS, an indirect wholly-owned subsidiary of Prudential, is the principal underwriter of the Contracts. That means it is responsible for certain sales and distribution functions for the Contracts. PIMS is registered as a broker-dealer under the Securities Exchange Act of 1934. PIMS is a direct wholly-owned subsidiary of Prudential. Its main offices are located at Gateway Center 3, 9th Floor, Newark, New Jersey 07102-3777.

--------------------------------------------------------------------------------
THE INVESTMENT OPTIONS
--------------------------------------------------------------------------------

VCA 10 and VCA 11 were created on March 1, 1982 and VCA 24 was created on April 29, 1987. Each is a separate account under the securities laws. This means the assets of each are the property of Prudential but are kept separate from Prudential's general assets and cannot be used to meet liabilities from Prudential's other businesses.

VCA 10 and VCA 11 are registered with the SEC as open-end, diversified management investment companies. VCA 24 is registered with the SEC as a unit investment trust, which is another type of investment company.

THE SERIES FUND

If VCA 24 is available under your Program, you may invest in one or more of the portfolios of the Series Fund. Like VCA 10 and VCA 11, the Series Fund is registered with the SEC as an open-end, diversified management investment company. Shares of the Series Fund are sold at their net asset value to separate accounts (like VCA 24) established by Prudential and certain other insurers that offer variable life and variable annuity contracts.

Because shares of the Series Fund are sold to both variable life and variable annuity separate accounts, it is possible that in the future the interest of one type of account may conflict with the other. This could occur, for example, if there are changes in state insurance law or federal income tax law. Although such developments are not currently anticipated, the Series Fund Board of Directors carefully monitors events in order to identify any material conflicts.

--------------------------------------------------------------------------------
INVESTMENT PRACTICES
--------------------------------------------------------------------------------

Before making your allocation decision, you should carefully review the investment objectives and policies of each of your investment options. For the most part, VCA 10, VCA 11 and the available Series Fund portfolios have different goals and strategies which will affect the level of risk and return of your investment. There is no guarantee that the investment objectives of VCA 10, VCA 11 or any of the Series Fund portfolios will be met.

VCA 10

VCA 10's investment objective is LONG-TERM GROWTH OF CAPITAL. To achieve this objective, we invest primarily in EQUITY SECURITIES of major, established corporations. VCA 10 may also invest in CONVERTIBLE SECURITIES - like preferred stocks, warrants and bonds - that can be converted into a company's common stock or other equity security. Under normal market conditions, VCA 10 may also invest up to 20% of its total assets in short, intermediate or long term DEBT INSTRUMENTS that have been rated "investment grade." (This means major rating services, like Standard & Poor's Ratings Group or Moody's Investors Service Inc., have rated the securities within one of their four highest rating groups.) In response to adverse market conditions, we may invest a higher percentage in debt instruments.

VCA 10 may also invest in foreign securities in the form of AMERICAN DEPOSITARY RECEIPTS (ADRs). ADRs are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank. We may purchase ADRs that are traded on a U.S. exchange or in an over-the-counter market. ADRs are generally thought to be less risky than direct investment in foreign securities because they can be transferred easily, have readily available market quotations, and the foreign companies that issue them are usually subject to the same types of financial and accounting standards as U.S. companies. Nevertheless, as foreign securities, ADRs involve special risks that should be considered carefully by investors. These risks include political and/or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, and the fact that there may be less publicly available information about a foreign company than about a U.S. company.

VCA 10 may also purchase and sell FINANCIAL FUTURES CONTRACTS, including futures contracts on stock indexes, interest-bearing securities (for example, U.S. Treasury bonds and notes) or interest rate indexes. In addition, we may purchase and sell futures contracts on foreign currencies or groups of foreign currencies. VCA 10 will use futures contracts only to hedge its positions with respect to securities, interest rates and foreign securities.

In addition to futures contracts, VCA 10 is permitted to purchase and sell OPTIONS on equity securities, debt securities, securities indexes, foreign currencies and financial futures contracts. An option gives the owner the right to buy (a "call option") or sell (a "put option") securities at a specified price during a given period of time. VCA 10 will only invest in "covered" options. An option can be covered in a variety of ways, such as setting aside certain securities or cash in a segregated account equal in value to the obligation under the option. The use of options involves special risks. The skills that are needed to use options are different from those needed to select individual securities. Additional discussion about the risks and the techniques VCA 10 uses in connection with options is included in the SAI.

VCA 10 may invest in SECURITIES BACKED BY REAL ESTATE or shares of real estate investment trusts - called REITS - that are traded on a stock exchange or NASDAQ. These types of securities are sensitive to factors that many other securities are not - such as real estate values, property taxes, overbuilding, cash flow and the management skill of the issuer. They may also be affected by tax and regulatory requirements, such as those relating to the environment.

From time to time, VCA 10 may invest in REPURCHASE AGREEMENTS. In a repurchase agreement, one party agrees to sell a security and also to repurchase it at a set price and time in the future. The period covered by a repurchase period is usually very short possibly overnight or a few days - though it can extend over a number of months. Because these transactions may be considered loans of money to the seller of the underlying security, VCA 10 will only enter into repurchase agreements that are fully collaterized. VCA 10 will not enter into repurchase agreements with Prudential or its affiliates as seller. However, VCA 10 is seeking regulatory approval to permit it to enter into joint repurchase transactions with other Prudential investment companies.

VCA 10 may also enter into REVERSE REPURCHASE AGREEMENTS and DOLLAR ROLL TRANSACTIONS. In a reverse repurchase arrangement, VCA 10 agrees to sell one of its portfolio securities and at the same time agrees to repurchase the same security at a set price and time in the future. During the reverse repurchase period, VCA 10 often continues to receive principal and interest payments on the security that it "sold." Each reverse repurchase agreement reflects a rate of interest for use of the money received by VCA 10 and for this reason, has some characteristics of borrowing.

Dollar rolls occur when VCA 10 sells a security for delivery in the current month and at the same time agrees to repurchase a substantially similar security from the same party at a specified price and time in the future. During the roll period, VCA does not receive the principal or interest earned on the underlying security. Rather, it is compensated by the difference in the current sales price and the specified future price as well as by interest earned on the cash proceeds of the original "sale." Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities held by VCA 10 may decline below the price of the securities VCA 10 has sold but is obligated to repurchase.

From time to time, VCA 10 may purchase or sell securities on a WHEN-ISSUED or DELAYED DELIVERY basis - that is, delivery and payment can take place a month or more after the date of the transaction. VCA 10 will enter into when-issued or delayed delivery transactions only when it intends to actually acquire the securities involved.

VCA 10 may also enter into SHORT SALES AGAINST THE BOX. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the stock's price. VCA 10 borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results. A short sale is "against the box" when VCA 10 owns securities identical to those sold short.

VCA 10 may also use FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS and INTEREST RATE SWAPS and LEND its portfolio securities. Up to 15% of VCA 10's net assets may be invested in ILLIQUID SECURITIES. Illiquid securities include those with legal or contractual restrictions, those without a readily available market and repurchase agreements with maturities of longer than 7 days.

There is risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in VCA 10 could lose value, and you could lose money.

                                   ----------

Information about all of the investment techniques described above, including the risks associated with their use, is provided in the SAI.

VCA 11

VCA 11's investment objective is to seek as HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL AND LIQUIDITY. To achieve this objective, we invest in a diversified portfolio of short-term debt obligations issued by the U.S. government, its agencies and instrumentalities, as well as commercial paper, variable rate demand notes, bills, notes and other obligations issued by banks, corporations and other companies and obligations issued by U.S and foreign banks, companies or foreign governments.

We make investments that meet specific rules designed for money market mutual funds, including Rule 2a-7 of the Investment Company Act of 1940 (the 1940 Act). As such, we will not acquire any security with a remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio of 90 days or less. In addition, we will comply with the diversification, quality and other requirements of Rule 2a-7. This means, generally, that the instruments that we purchase present "minimal credit risk" and are of "eligible quality." "Eligible quality" for this purpose means a security: (i) rated in one of the two highest short-term rating categories by at least two major rating services (or if only one major rating service has rated the security, as rated by that service); or (ii) if unrated, of comparable quality in our judgment. All securities that we purchase will be denominated in U.S. dollars.

COMMERCIAL PAPER is short-term debt obligations of banks, corporations and other borrowers. The obligations are usually issued by financially strong businesses and often include a line of credit to protect purchasers of the obligations. CERTIFICATES OF DEPOSIT, TIME DEPOSITS and BANKERS' ACCEPTANCES are obligations issued by or through a bank. These instruments depend upon the strength of the bank involved in the borrowing to give investors comfort that the borrowing will be repaid when promised.

We may purchase DEBT SECURITIES that include DEMAND FEATURES, which allow us to demand repayment of a debt obligation before the obligation is due or "matures." This means that longer term securities can be purchased because of our expectation that we can demand repayment of the obligation at an agreed price within a relatively short period of time, in compliance with the rules applicable to money market mutual funds.

From time to time, VCA 11 may invest in REPURCHASE AGREEMENTS. In a repurchase agreement one party agrees to sell a security and also to repurchase it at a set price and time in the future. The period covered by a repurchase period is usually very short possibly overnight or a few days - though it can extend over a number of months. Because these transactions may be considered loans of money to the seller of the underlying security, VCA 11 will only enter into repurchase agreements that are fully collaterized. VCA 11 will not enter into repurchase agreements with Prudential or its affiliates as seller. However, VCA 11 is seeking regulatory approval to permit it to enter into joint repurchase transactions with other Prudential investment companies.

From time to time, VCA 11 may purchase or sell securities on a WHEN-ISSUED or DELAYED DELIVERY basis - that is, delivery and payment can take place a month or more after the date of the transaction. VCA 11 will enter into when-issued or delayed delivery transactions only when it intends to actually acquire the securities involved.

Up to 10% of VCA 11's net assets may be invested in ILLIQUID securities. Illiquid securities include those with legal or contractual restrictions, those without a readily available market and repurchase agreements with maturities of longer than 7 days.

The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing money market mutual funds.

There is risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in VCA 11 could lose value, and you could lose money.

VCA 11's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. In addition, political developments and changes in currency rates may adversely affect the value of foreign securities.

                                   ----------

Information about all of the investment techniques described above, including the risks associated with their use, is provided in the SAI.

                                   ----------

An investment in VCA 11 is neither insured nor guaranteed by the U.S.
Government.

THE SERIES FUND PORTFOLIOS

We list below the investment objectives of the seven Series Fund portfolios currently available for investment through VCA-24 under the Contracts.

DIVERSIFIED BOND PORTFOLIO. A high level of income over the longer term while providing reasonable safety of capital through investment primarily in readily marketable intermediate and long-term fixed income securities that provide attractive yields but do not involve substantial risk of loss of capital through default.

GOVERNMENT INCOME PORTFOLIO. A high level of income over the longer term consistent with the preservation of capital through investment primarily in U.S. Government securities, including intermediate and long-term U.S. Treasury securities and debt obligations issued by agencies of or instrumentalities established, sponsored or guaranteed by the U.S. Government. At least 65% of the total assets of the portfolio will be invested in U.S. Government securities.

CONSERVATIVE BALANCED PORTFOLIO. Achievement of a favorable total investment return consistent with a portfolio having a conservatively managed mix of money market instruments, fixed income securities, and common stocks, in proportions believed by the investment manager to be appropriate for an investor desiring diversification of investment who prefers a relatively lower risk of loss than that associated with the Flexible Managed Portfolio while recognizing that this reduces the changes of greater appreciation.

FLEXIBLE MANAGED PORTFOLIO. Achievement of a high total return consistent with a portfolio having an aggressively managed mix of money market instruments, fixed income securities, and common stocks, in proportions believed by the investment manager to be appropriate for an investor desiring diversification of investment who is willing to accept a relatively high risk of loss in an effort to achieve greater appreciation.

STOCK INDEX PORTFOLIO. Achievement of investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate by following a policy of attempting to duplicate the price and yield performance of the Standard & Poor's 500 Composite Stock Price Index.

EQUITY PORTFOLIO. Capital appreciation through investment primarily in common stocks of companies, including major established corporations as well as smaller capitalization companies, that appear to offer attractive prospects of price appreciation that is superior to broadly-based stock indices. Current income, if any, is incidental.

The Conservative Balanced, Flexible Managed and Equity Portfolios may invest in below investment grade fixed income securities. Medium to lower rated and comparable non-rated securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. Since medium to lower rated securities generally involve greater risks of loss of income and principal than higher rated securities, investors should consider carefully the relative risks associated with investments in high yield/high risk securities which carry medium to lower ratings and in comparable non-rated securities. Investors should understand that such securities are not generally meant for short-term investing.

                                   ----------

The investment policies, restrictions and risks associated with each of these seven portfolios are described in the accompanying prospectus for the Series Fund. Certain restrictions are set forth in the Series Fund's SAI.

--------------------------------------------------------------------------------
DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

To keep track of investment results, each Participant is credited with Units in the investment options he or she has selected. Initially, the number of Units credited to a Participant is determined by dividing the amount of the contribution made on his or her behalf by the applicable Unit Value for that day for that investment option. After that, the value of the Units is adjusted each day to reflect the investment returns and expenses of the investment option plus any Contract charges that may apply to the Participant. The procedures for computing the net asset value for shares of the Series Fund are described in the accompanying Series Fund prospectus.

The net asset value of each Unit for VCA 10 and VCA 11 is determined once a day
- at 4:15 p.m. New York Time - on each day the New York Stock Exchange is open for business. If the New York Stock Exchange closes early on a day, the NAVs will be calculated some time between the closing time and 4:15 p.m. on that day.

EQUITY SECURITIES are generally valued at the last sale price on an exchange or NASDAQ, or if there is not sale, at the mean between the most recent bid and asked prices on that day. If there is no asked price, the security will be valued at the bid price. Equity securities that are not sold on an exchange or NASDAQ are generally valued by an independent pricing agent or principal market maker.

All SHORT-TERM DEBT SECURITIES having remaining maturities of 60 days or less are valued at amortized cost. This valuation method is widely used by mutual funds. It means that the security is valued initially at its purchase price and then decreases in value by equal amounts each day until the security matures. It almost always results in a value that is extremely close to the actual market value.

OTHER DEBT SECURITIES -- those that are not valued on an amortized cost basis -- are valued using an independent pricing service.

OPTIONS ON STOCK AND STOCK INDEXES that are traded on an national securities exchange are valued at the average of the bid and asked prices as of the close of that exchange.

FUTURES CONTRACTS and OPTIONS ON FUTURES CONTRACTS are valued at the last sale price at the close of the commodities exchange or board of trade on which they are traded. If there has been no sale that day, the securities will be valued at the mean between the most recently quoted bid and asked prices on that exchange or board of trade.

SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE AVAILABLE will be valued at fair value by Prudential under the supervision of the VCA 10 or VCA 11 Committee.

--------------------------------------------------------------------------------
MANAGEMENT
--------------------------------------------------------------------------------

VCA 10 and VCA 11 each has a Committee - similar to a board of directors - that provides general supervision. The members of the VCA 10 and VCA 11 Committees are elected for indefinite terms by the Participants of VCA 10 and VCA 11, respectively. A majority of the members of each Committee are not "interested persons" of Prudential or its affiliates, as defined by the 1940 Act. Information about the Series Fund's Board of Directors is provided in the accompanying prospectus for the Series Fund.

Under separate investment management agreements, Prudential serves as the investment manager of VCA 10, VCA 11 and the Series Fund. In turn, Prudential has contracted with its wholly owned subsidiary, Prudential Investment Corporation (PIC), to provide these investment services. Nevertheless, Prudential continues to have responsibility for all investment management services. Prudential reimburses PIC for its costs and expenses incurred in providing these services. PIC is registered as an investment adviser under the Investment Advisers Act of 1940.

--------------------------------------------------------------------------------
CONTRACT CHARGES
--------------------------------------------------------------------------------

DEFERRED SALES CHARGE

No sales charge is imposed when a contributions is made on your behalf to VCA 10, VCA 11 or VCA 24. This means 100% of those contributions is invested. However, a deferred sales charge may be imposed if contributions are withdrawn within seven years after you began your participation in the MEDLEY Program. The amount of the deferred sales charge depends on the number of years you have been in the MEDLEY Program, the year in which the withdrawal is made and the kind of retirement arrangement that covers the Participant.

The maximum deferred sales charges that may be imposed are shown below. Certain Contracts may impose lower deferred sales charges.

                                                       DEFERRED SALES CHARGE, AS A % OF
            YEARS OF PARTICIPATION IN THE PROGRAM*          CONTRIBUTIONS WITHDRAWN
            --------------------------------------     --------------------------------
      Up to 1 year                                                    7%
      1 year up to 2 years                                            6%
      2 years up to 3 years                                           5%
      3 years up to 4 years                                           4%
      4 years up to 5 years                                           3%
      5 years up to 6 years                                           2%
      6 years up to 7 years                                           1%
      7 years and after                                               0%

* If you make a withdrawal on the anniversary date of your participation in the MEDLEY Program, any applicable deferred sales charge will be based on the longer period of Program participation.

The deferred sales charge is used to compensate PIMS for its expenses in selling the Contracts. If PIMS' expenses exceed the amount of deferred sales charges received, Prudential will make up the difference from its general account.

For purposes of calculating charges, your participation in the MEDLEY Program begins on the date we accept the first contribution made on your behalf under one of the Contracts, a Companion Contract, the fixed rate option, mutual fund or other investment vehicles made available by Prudential. Before a contribution will be accepted, however, it must be received in "good order." This means that all requested information must be submitted in a manner satisfactory to Prudential.

WAIVER OF DEFERRED SALES CHARGE

A deferred sales charge will not be imposed on any contributions you withdraw:

     o    to purchase an annuity under a Contract

     o    to provide a death benefit

     o    under the systematic withdrawal plan

     o    under a minimum distribution plan

     o in the case of financial hardship or disability retirement as determined under an employer's retirement arrangement

     o (except for IRAs) due to a Participant's resignation or retirement or termination of the Participant's employment by the Contractholder

     o    after 7 years of participation in the MEDLEY Program

If you decide to transfer contributions among the investment options available under your Contract, you will not be subject to a deferred sales charge. However, these transfers are treated as contributions into the new investment option for purposes of determining any deferred sales charges on future withdrawals.

Under certain circumstances, you may borrow contributions made on your behalf. A loan will reduce the number of your Units but will not be subject to a deferred sales charge. As you pay back the loan, any principal repayment will be treated as a new contribution for purposes of calculating any deferred sales charge on future withdrawals. If a Participant defaults on a loan, the outstanding balance of the loan will be treated as a withdrawal and the deferred sales charge will apply.

Withdrawals, transfers and loans from VCA 10, VCA 11 and VCA 24 are considered to be withdrawals of contributions until all of the Participant's contributions have been withdrawn, transferred or borrowed. No deferred sale charge is imposed on withdrawals of any amount in excess of contributions.

ANNUAL ACCOUNT FEE

Every year, you will be charged an account fee for recordkeeping and other administrative services. This fee is paid to Prudential and will not exceed $30 in any year. The account fee is deducted automatically from your account on the last business day of each calendar year. New Participants will only be charged a portion of the annual account fee, depending on the number of months remaining in the calendar year after the first contribution is made.

If you withdraw all your contributions (other than to purchase an annuity under a Contract) before the end of a year, the fee will be charged on the date of the last withdrawal. In this case, the fee will be prorated unless you withdraw all of your contributions in the same year the initial contribution is made - in which case, the full account fee will be charged.

The total annual account charge with respect to all of a Participant's accounts will not be greater than $30. The charge will first be made against a Participant's account under a fixed-dollar Companion Contract or fixed rate option of a Combination Contract. If the Participant has no account under a Companion Contract or the fixed rate option, or if that account is too small to pay the charge, the charge will be made against the Participant's account in VCA-11. If the

Participant has no VCA-11 account, or if that account is too small to pay the charge, the charge will then be made against the Participant's VCA-10 account. If the Participant has no VCA-10 account, or if it is too small to pay the charge, the charge will then be made against any one or more of the Participant's accounts in VCA-24.

CHARGE FOR ADMINISTRATIVE EXPENSE AND
INVESTMENT MANAGEMENT SERVICES

Like many other variable annuity contracts, VCA 10 and VCA 11 are subject to fees for investment management and administration services. These fees are deducted directly from the assets of VCA 10 and VCA 11 but will have the effect of decreasing their investment performance, which in turn, determines how much you earn during the accumulation period of your Contract.

VCA 10 and VCA 11 are each charged an annual investment management fee of .25 of 1% of their net assets. In addition, each is also charged an annual administration fee of .75% of 1% of its net assets.

VCA 24 is subject to an annual administrative fee of .75 of 1% of its net assets. Although VCA 24 itself does not pay an investment management fee, the Series Fund portfolios do:

                                                     INVESTMENT MANAGEMENT FEE
                      PORTFOLIO                        (AS A % OF NET ASSETS)
                      ---------                      -------------------------
Conservative Balanced                                          0.60%
Diversified Bond                                               0.40%
Equity                                                         0.45%
Flexible Managed                                               0.60%
Global                                                         0.75%
Government Income                                              0.40%
Stock Index                                                    0.35%

Other expenses incurred by the Series Fund portfolios include costs of portfolio transactions, legal and accounting expenses, and the fees of the Series Fund's custodian and transfer agent. More information about these expenses is included in the accompanying Series Fund prospectus.

MODIFICATION OF CHARGES

Under certain of the Contracts, Prudential may impose lower deferred sales charges and account fees. We would do this if we think that our sales or administrative costs with respect to a Contract will be less than for the other Contracts. This might occur if Prudential is able to save money by using mass enrollment procedures or if recordkeeping or sales efforts are performed by the Contractholder or a third party. We may also lower the deferred sales charge to comply with state laws.

--------------------------------------------------------------------------------
THE CONTRACTS
--------------------------------------------------------------------------------

The Contracts described in this prospectus are generally issued to employers who make contributions on behalf of their employees. The Contracts can also be issued to associations or trusts that represent employers or represent individuals who themselves become Participants. Even though the employer, association or trust is the Contractholder, the Participants usually - although not always - have the rights under the Contract described in this prospectus. You should check the provisions of your employer's plan or any agreements with your employer to see if there are any limitations on your Contract rights.

For individuals who are not associated with a single employer or other organization, Prudential offers a Non-Qualified Combination Contract.

THE ACCUMULATION PERIOD

1.   Contributions

In most cases, contributions are made through a payroll deduction or similar arrangement with the Contractholder. If contributions are being made to an Individual Retirement Annuity they must be at least $500. (Contributions to an Individual Retirement Annuity for a non-working spouse or a working spouse who elects to be treated as a non-working spouse are limited to $250 per year.)

You decide how contributions made on your behalf will be allocated among the investment options available under your Contract. You can change this allocation by simply notifying us at the address shown on the cover of this prospectus - or if some other organization provides the recordkeeping services under your Contract, by contacting them.

When a contribution is made, 100% of it is invested in the investment option you have chosen. You are credited with Units which are determined by dividing the amount of the contribution by the Unit Value for that investment option for that day. Then the value of your Units is adjusted each business day to reflect the performance and expenses of your investment option. Units will be redeemed as necessary to pay your annual account charge.

The first contribution made on your behalf will be invested within two business days after it has been received by us if we receive all the necessary enrollment information. If the Contractholder submits an initial contribution for you and the enrollment form is not in order, we will place the contribution into one of two money market options until the paperwork is complete. The two money market options are:

     o If the Contractholder has purchased only MEDLEY contracts or a MEDLEY contract together with either a group variable annuity contract issued through The Prudential Variable Contract Account-2 or unaffiliated mutual funds, then the initial contribution will be invested in VCA 11.

     o If the Contractholder has purchased MEDLEY contracts as well as shares of a money market fund, the initial contribution will be invested in that money market fund.

In this event, the Contractholder will be promptly notified. However, if the enrollment process is not completed within 105 days, we will redeem the money market shares. The redemption proceeds plus any earnings will be paid to the Contractholder. Should this occur, the Contractholder may incur liability under the Internal Revenue Code or the Employee Retirement Income Security Act of 1974.

2.   The Unit Value

Unit Values are determined each business day by multiplying the previous day's Unit Value by the "gross change factor" for the current business day and reducing this amount by the daily equivalent of the investment management and administrative fees. The gross change factor for VCA 10 and VCA 11 is determined by dividing the current day's net assets, ignoring changes resulting from new purchase payments and withdrawals, by the previous day's net assets. The gross change factor for VCA 24 is calculated by dividing the current day's net asset value per share of the applicable portfolio of the Series Fund by the previous day's net value per share.

3.   Withdrawal of Contributions

Because the Contracts are intended as a part of your retirement arrangements there are certain restrictions on when you can withdraw contributions. For example, if your retirement plan is subject to Section 403(b) of the Internal Revenue Code, contributions made from a Participant's own salary (before taxes) cannot be withdrawn unless the Participant is at least 59 1/2 years old, no longer works for his or her employer, becomes disabled or dies. (Contributions made from your own salary after December 31, 1988 may sometimes be withdrawn in the case of hardship, but you need to check your particular retirement arrangements.) Some retirement arrangements will allow you to withdraw contributions made by the employer on your behalf or contributions you have made with after-tax dollars.

Retirement arrangements that are not covered by Section 403(b) of the Internal Revenue Service are subject to different limitations. For example, Section 457 Plans usually allow withdrawals only when the Participant reaches 70 1/2 years of age, no longer works for his or her employer or for unforeseeable emergencies.

--------------------------------------------------------------------------------
BECAUSE WITHDRAWALS WILL GENERALLY HAVE FEDERAL TAX IMPLICATIONS, WE URGE YOU TO CONSULT WITH YOUR TAX ADVISER BEFORE MAKING ANY WITHDRAWALS UNDER YOUR CONTRACT.
--------------------------------------------------------------------------------

Minimum Withdrawals. Certain Contracts require that any withdrawal must be at least $250. If your Units are worth less than $250, these Contracts may permit you to make a single withdrawal of all your Units. The amount withdrawn will be subject to any applicable deferred sales charges and, if you are withdrawing all of your Units, the full annual account charge will be automatically deducted regardless of when in the calendar year you make the withdrawal.

Payment of Redemption Proceeds. In most cases, once we receive a withdrawal request in good order, we will pay you the redemption amount (less any applicable deferred sales charges and account fees) within seven days. The SEC permits us to delay payment of redemption amounts beyond seven days under certain circumstances - for example, when the New York Stock Exchange is closed or trading is restricted.

Plan Expenses. Under certain Contracts, withdrawals may be made to pay expenses of the plan.

4.   Systematic Withdrawal Plan

If you are at least 59 1/2 years old and have Units equal to least $5,000, you may be able to participate in the Systematic Withdrawal Plan. However, participation in this program may have significant tax consequences and Participants should consult with their tax adviser before signing up.

Plan enrollment. To participate in the Plan, you must make an election on a form approved by Prudential. (Under some retirement arrangements, if you are married you may also have to obtain your spouse's written consent in order to participate in the Plan.) You can choose to have withdrawals made on a monthly, quarterly, semi-annual or annual basis. On the election form, you will also be asked to indicate whether you want payments in equal dollar amounts or made over a specified period of time. If you choose the second option, the amount of the withdrawal payment will be determined by dividing the total value of your Units by the number of withdrawals left to be made during the specified time period. These payments will vary in amount reflecting the investment performance of your investment option during the withdrawal period. You may change the frequency of withdrawals, as well as the amount, once during each calendar year on a form which we will provide to you on request.

Applicability of Deferred Sales Charge. No deferred sales charge is imposed on withdrawals made under the Plan. However, we reserve the right to impose a charge if you participate in the Plan for less than three years. A Participant in the Plan who is over 59 1/2 may make one additional withdrawal during each calendar year in an amount that does not exceed 10% of the aggregate value of his or her Units. This withdrawal will not be subject to any deferred sales charge. (Different procedures may apply if Prudential is not the recordkeeper for your Contract.)

Termination of Plan Participation. You may terminate your participation in the Plan at any time upon notice to us. If you do so, you cannot participate in the Plan again until the next calendar year.

Order of Withdrawals. When you participate in the Plan, withdrawals will be made first from your Companion Contract Units or fixed rate option Units, if any. Once all of these Units have been redeemed, systematic withdrawals will be made by redeeming your Units in the following order:

         First, VCA 11 Units
         Next,  VCA 10 Units
         Next, Units in the Equity Portfolio of Series Fund
         Next, Units in the Diversified Bond Portfolio of Series Fund Next, Units in the Conservative Balanced Portfolio of Series Fund Next, Units in the Flexible Managed Portfolio of the Series Fund Next, Units in the Stock Index Portfolio of the Series Fund
         Next, Units in the Government Income Portfolio of the Series Fund Next, Units in the Global Portfolio of the Series Fund

5.   Texas Optional Retirement Program

Special rules apply with respect to Contracts covering persons participating in the Texas Optional Retirement Program in order to comply with the provisions of Texas law relating to this program. Please refer to your Contract documents if this applies to you.

6.   Death Benefits

In the event a Participant dies before the income period under a Contract is completed, a death benefit will be paid to the Participant's designated beneficiary. The death benefit will equal the value of the Participant's Units on the day we receive the claim in good order, less the annual account fee.

Payment Methods. You, the Participant, can elect to have the death benefit paid to your beneficiary in one cash sum, as systematic withdrawals, as an annuity, or a combination of the three, subject to the minimum distribution rules of
Section 401(a)(9) of the Internal Revenue Code described below. If you do not make an election, your beneficiary may chose from the four options within the time limit set by your retirement arrangement. If the beneficiary does not make the election within the time limit, he or she will receive a one-sum cash payment equal to the aggregate value of the Participant's Units less the annual account fee.

Minimum Death Benefit. Under certain retirement arrangements, if you (or your beneficiary, if you did not) elected to have the death benefit paid in one-sum cash payment by redeeming all of your Units in one or more of the investment options, Prudential will add to the payment, if necessary, so that the death benefit is not less than the contributions made on your behalf (less any withdrawals, transfers and the annual account fee). Certain Contracts may provide for an even higher minimum amount.

ERISA. Under certain types of retirement plans, ERISA requires that in the case of a married Participant, a death benefit be paid to the Participant's spouse in the form of a "qualified pre-retirement survivor annuity." This is an annuity for the lifetime of the Participant's spouse in an amount which can be purchased with no less than 50% of the value of the Participant's Units as of the date of the Participant's death. In these cases, the spouse may waive the benefit in a writing which is notarized or witnessed by an authorized plan representative. If the spouse does not consent, or the consent is not in good order, 50% of the value of the Participant's Units will be paid to the spouse, even if the Participant named some one else as the beneficiary. The remaining 50% will be paid to the designated beneficiary.

Annuity Option. Under many retirement arrangements, a beneficiary who elects a fixed-dollar annuity death benefit may choose from among the forms of annuity available. (See page __ of this prospectus.) He or she will be entitled to the same annuity purchase rate basis that would have applied if you were purchasing the annuity for yourself. The beneficiary may make this election immediately or at some time in the future.

Systematic Withdrawal Option. If a beneficiary has chosen to receive the death benefit in the form of systematic withdrawals, he or she may terminate the withdrawals and receive the remaining value of the Participant's Units in cash or to purchase an annuity. The beneficiary may also change the frequency or amount of withdrawals, subject to the minimum distribution rules described below.

Until Pay-out. Until all of your Units are redeemed and paid out in the form of a death benefit, they will be maintained for the benefit of your beneficiary. However, a beneficiary will not be allowed to make contributions or take a loan against the Units. No deferred sales charges will apply on withdrawals by a beneficiary.

7.   Discontinuance of Contributions

A Contractholder can stop contributions on behalf of all Participants under a Contract by giving notice to Prudential. If this happens, you may still make withdrawals in order to transfer amounts, purchase an annuity or for any other purpose - just as if contributions were still being made on your behalf. But if contributions are discontinued for a certain length of time (24 months in certain states, 36 in others) and your Units equal less than a certain amount ($1,000 in certain states, $2,000 in others), we have the right under some retirement arrangements to redeem your Units. In that case, you would receive the value of your Units less the annual account charge - as of the date of cancellation.

We also have the right to refuse new Participants or new contributions on behalf of existing Participants upon 60 days' notice to the Contractholder. (Some Contracts require 90 days' advance notice.)

8.   Transfer Payments

Under most of the Contracts, you can transfer all or some of your Units from one investment option to another. In order to make a transfer, you need to provide us with a completed written transfer request form or a properly authorized telephone or Internet transfer request (see below). There is no minimum transfer amount but we have the right to limit the number of transfers you make in any given period of time. Although there is no charge for transfers currently, we may impose one at any time upon notice to you.

Processing Transfer Requests. On the day we receive your transfer request in good order, we will redeem the number of Units you have indicated (or the number of Units necessary to make up the dollar amount you have indicated) and invest in Units of the investment option you have selected. The value of the Units redeemed and of the Units in the new investment option will be determined by dividing the amount transferred by the Unit Value for that day for the respective investment option.

Different procedures may apply if recordkeeping services for your Contract are performed by an organization other than Prudential.

Alternate Funding Agency. Some Contracts provide that if a Contractholder stops making contributions, it can request Prudential to transfer Units from any of the investment options to a designated alternate funding agency. If the Contract is used in connection with certain non-qualified annuity arrangements, tax-deferred annuities subject to Section 403(b) of the Internal Revenue Code or with an Individual Retirement Annuity, we will notify each Participant with Units as of the date of the Contractholder's request. A Participant may then choose to keep his or her Units in the MEDLEY investment options or have them transferred to the alternate funding agency. If we do not hear from a Participant within 30 days, his or her Units will remain in the MEDLEY investment options.

If a Contractholder stops contributions under a Contract used in connection with a deferred compensation plan subject to Section 457 of the Internal Revenue Code, Prudential has the right to transfer Participants' Units from VCA 10, VCA 11 and VCA 24 to an alternate funding agency.

Retirement Equity Act. Under certain types of retirement arrangements, the Retirement Equity Act of 1984 requires that in the case of a married Participant, certain requests for transfers must include the written consent of the Participant's spouse, which must be notarized or witnessed by an authorized plan representative.

9.   Requests by Telephone and other Electronic Means

Depending on your Contract, you may be able to make transfers and other transactions by telephone, telecopy or other electronic means - like the Internet. If your Contract provides for these privileges, you will automatically be able to use them unless you decline them in writing on a form provided by us or the Contractholder.

For your protection and to prevent unauthorized exchanges, telephone calls and other communications will be recorded and you will be asked to provide your personal identification number or other identifying information. Neither Prudential nor our agents will be liable for any loss, liability or cost which results from acting upon instructions reasonably believed to be genuine.

During times of extraordinary economic or market changes, electronic instructions may be difficult to implement.

Some states may not allow these privileges.

10.  Prudential Mutual Funds

We may offer certain Prudential mutual funds as an alternative investment vehicle for existing MEDLEY Contractholders. These funds are managed by Prudential Funds Investment Management LLC, a wholly-owned subsidiary of Prudential. If the Contractholder elects to make one or more of these funds available, Participants may direct new contributions to the funds.

Exchanges. Prudential may also permit Participants to exchange some or all of their Units in VCA 10, VCA 11 or VCA 24 for shares of the Prudential mutual funds without imposing any sales charges. In addition, Prudential may allow Participants to exchange some or all of their shares in the Prudential mutual funds for Units in VCA 10, VCA 11 or VCA 24. No sales charge is imposed on these exchanges or subsequent withdrawals.

Offer Period. Prudential will determine the time periods during which these exchange rights will be offered. In no event will these exchange rights be offered for a period of less than 60 days. After an offering, a Participant may only make transfers to the Prudential mutual funds to the extent his or her Units are not subject to a deferred sales charge.

Annual Account Fee. If a Participant exchanges all of his or her Units for shares in the Prudential mutual funds, the annual account fee under the Contract may be deducted from the Participant's account with the mutual fund.

                                   ----------

Before deciding to make any exchanges, you should carefully read the prospectus for the Prudential mutual fund you are considering. The Prudential mutual funds are not funding vehicles for variable annuity contracts and therefore do have the same features - such as minimum death benefit - as the MEDLEY Contracts.

In Prudential's opinion, there should be no adverse tax consequences if a Participant in a qualified retirement arrangement, in a deferred compensation plan under Section 457 or in an individual retirement annuity under Section 408 of the Internal Revenue Code elects to exchange amounts in the Participant's current MEDLEY account(s) for shares of Prudential mutual funds or vice versa.

Furthermore, for 403(b) plans, exchanges from a MEDLEY account to a Prudential mutual fund will be effected from a 403(b) annuity contract (Tax Deferred Annuity Funds under the MEDLEY Program) to a Section 403(b)(7) custodial account (Tax Deferred Annuity funds under the Prudential mutual funds) so that such transactions will not constitute taxable distributions. Conversely, exchanges from a Prudential mutual fund to a MEDLEY account will be effected from a 403(b)(7) custodial account to a 403(b) annuity contract so that such transactions will not constitute taxable distributions. However, 403(b) Participants should be aware that the Internal Revenue Code may impose more restrictive rules on early withdrawals from Section 403(b)(7) custodial accounts under the Prudential mutual funds than under the MEDLEY Program.

For tax reasons, Prudential does not intend to permit exchanges from a MEDLEY Contract to a Prudential mutual fund for Participants under a Non-Qualified Combination Contract issued to a plan covering employees that share a common employer or are otherwise associated.

11.  Discovery Select Group Retirement Annuity

Certain Participants may be offered an opportunity to exchange their MEDLEY Units for interests in Discovery Select Group Retirement Annuity ("Discovery Select"), which offers 22 different investment options. The mutual funds available through Discovery Select are described in that annuity's prospectus and include both Prudential and non-Prudential funds.

For those who are eligible, no charge will be imposed upon transfer into Discovery Select, however, Participants will become subject to the charges applicable under that annuity. For purposes of calculating the accumulation period and any applicable deferred sales charges, years of participation in the MEDLEY Program will be counted as years of participation in Discovery Select.

A copy of the Discovery Select prospectus and SAI can be obtained at no cost by calling 1-800-458-6333.

12.  Loans

Many of the Contracts permit Participants to borrow against their Units. Like any other loan, the Participant is required to make periodic payments of interest plus a portion of the principal. These payments are then invested in the investment option chosen by the Participant or specified in the Contracts.

The ability to borrow, as well as the interest rate and other terms and conditions of these loans, may vary from Contract to Contract. Participants interested in borrowing should consult their Contractholder or Prudential.

Loan Amount. In general (though not under all Contracts), the minimum loan amount is set out in the Contract documents, or if not specified, will be determined by Prudential. The most a Participant may borrow is the lesser of:

     o $50,000 reduced by the highest outstanding balance of loans during the one-year period preceding the date of the loan, OR

     o    50% of the value of the Participant's Units.

This minimum is set by federal tax law and applies to all of your loans from any qualified retirement plan of your employer. Since we cannot monitor your loan activity relating to other plans, it is your responsibility to do so. FAILING TO COMPLY WITH THESE REQUIREMENTS OR DEFAULTING UNDER A LOAN COULD HAVE NEGATIVE TAX CONSEQUENCES.

Fees. A loan application fee of up to $75 will be charged at the time the loan is made. This fee will be automatically deducted from your account. Prudential also charges a loan maintenance fee of up to $25 a year for its recordkeeping and other administrative services provided in connection with the loan. The loan maintenance fee, which is deducted quarterly, will be pro rated in the year in which the loan is repaid.

13.  Modified Procedures

Under some Contracts, the Contractholder or a third party provides the recordkeeping services that would otherwise be provided by Prudential. These Contracts may have different deferred sales charges and annual account charges than those described in this prospectus. They also may have different procedures for allocation, transfer and withdrawal requests. For more information, contact your Contractholder or third party recordkeeper.

THE ANNUITY PERIOD

1.   Electing the Annuity Date and the Form of Annuity

If permitted under federal tax law and your Contract, you may have all or any part of your Units in VCA 10, VCA 11 or VCA 24 used to purchase a fixed-dollar annuity under the MEDLEY Program. If you decide to purchase an annuity, you can choose from any of the options described below unless your retirement arrangement otherwise restricts you.

The Retirement Equity Act of 1984 requires that a married Participant under certain types of retirement arrangements must obtain the consent of his or her spouse if the Participant wishes to select a payout that is not a qualified joint and survivor annuity. The spouse's consent must be signed, and notarized or witnessed by an authorized plan representative.

Withdrawals from VCA 10, VCA 11 and VCA 24 that are used to purchase fixed-dollar annuity under the MEDLEY Program become part of Prudential's general account, which supports insurance and annuity obligations. Similarly, amounts allocated to the Companion Contract or the fixed rate option under a Combination Contract become part of Prudential's general account. Because of exemptive and exclusionary provisions, interest in the general account have not been registered under the Securities Act of 1933 (the 1933 Act) nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. We have been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the fixed-dollar annuity that may be purchased under the Contracts. Disclosures regarding this annuity and the general account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to accuracy and completeness of statements made in prospectuses.

2.   Available Forms of Annuity

OPTION 1 - LIFE ANNUITY WITH PAYMENTS CERTAIN.

If you purchase this type of an annuity, you will begin receiving monthly annuity payments immediately. These payments will continue throughout your lifetime no matter how long you live. You also get to specify a number of minimum payments that will be made - 60, 120, 180 or 240 months - so that if you pass away before the last payment is received, your beneficiary will continue to receive payments for that period.

OPTION 2 - ANNUITY CERTAIN.

If you purchase this type of annuity, you will begin receiving monthly annuity payments immediately. However, unlike Option 1, these payments will only be paid during the period you have specified (60, 120, 180 or 240 months). If you pass away before the last payment is received, your beneficiary will continue to receive payments for that period. If you outlive the specified time period, you will no longer receive any annuity payments.

OPTION 3 - JOINT AND SURVIVOR ANNUITY WITH PAYMENTS CERTAIN.

If you purchase this type of annuity, you will begin receiving monthly annuity payments immediately. These payments will be continued throughout your lifetime and afterwards, to the person you name as the "contingent annuitant," if living, for the remainder of her or his lifetime.

When you purchase this type of annuity you will be asked to:

     o specify the length of time you want the contingent annuitant to receive monthly payments in the same amount as the monthly payments you have received (this is called the "period certain") AND

     o set the percentage of the monthly payment - for example, 33% or 66% or even 100% - you want paid to the contingent annuitant after the period certain for the remainder of his or her lifetime.

If both you and the contingent annuitant pass away during the period certain, payments will be made to the properly designated beneficiary.

                                   ----------

Not all of the above forms of annuity may be available under your retirement arrangements. In some cases, other forms of annuity are available under the Contracts.

3.   Purchasing the Annuity

Once you have selected the type of annuity, you must submit to Prudential a written election on a form that we will provide to you on request. Unless you request otherwise, the annuity will begin on the first day of the month after we have received your election form in good order and you will receive your first annuity payment within one month after that.

If you withdraw contributions to purchase an annuity, no deferred sales charge will apply. If it is necessary to withdraw all of your contributions in order to purchase the annuity, the full annual account charge will be charged unless the annuity becomes effective on January 1 of any year. The remainder - less any applicable taxes on annuity considerations - will be applied to the appropriate annuity purchase rate set forth in your Contract. (Prudential has the right to determine the amount of monthly payments from annuity purchase rates if they would provide a larger monthly payment than the rate shown in your Contract.)

The schedule of annuity purchase rates in a Contract is guaranteed by Prudential for ten years from the date the Contract is issued. If we modify the rates after ten years, the new rates will be guaranteed for the next ten years. A change in annuity purchase rates used for annuities described in Option 2 above will only apply to contributions made after the date of the change.
A change in the rates under the other options will apply to all of your contributions.

ASSIGNMENT

The right to any payment under a Contract is neither assignable nor subject to the claim of a creditor unless state or federal law provides otherwise.

CHANGES IN THE CONTRACTS

We have the right under some Contracts to change the annual account fee and schedule of deferred sales charges after two years. In the event we decide to change the deferred sales charge schedule, the new charges will only apply to the contributions you withdraw after the change takes place. For this purpose, contributions will be treated as withdrawn on a first-in, first-out basis.

Some Contracts also provide that after they have been in effect for five years, Prudential may change:

     o the deduction from VCA 10, VCA 11 or VCA 24 assets for administrative expenses,

     o the terms and conditions under which a deferred sales charge is imposed,

     o    the minimum contribution amount, AND

     o the terms and amount of any transfer or withdrawal (provided these changes are permitted under law)

These changes would apply to all of your contributions, regardless of when they were made.

Some of the Contracts allow us to revise the annual annuity purchase rates from time to time and all of the Contracts permit us to make changes if we consider it necessary to comply with any laws or regulations. A Contract may also be changed at any time by agreement of the Contractholder and Prudential - however, no change will be made in this way that would adversely affect the rights of any one who purchased an annuity prior to that time unless we first receive their approval.

If Prudential does modify any of the Contracts as discussed above, it will give the Contractholder at least 90 days' prior notice.

We reserve the right to operate VCA 24 as a different form of registered investment company or as an unregistered entity, to transfer the Contracts to a different separate account, or to no longer offer certain of the Series Fund portfolios, to the extent permitted by law. We also reserve the right to substitute the shares of any other registered investment company for shares in the Series Fund that you hold under a Contract. Before we could do this, however, under current law we would have to obtain the SEC's permission and notify the Contractholders.

REPORTS

At least once a year, you will receive a report from us showing the number of your Units in each of VCA 10, VCA 11 and VCA 24. You will also receive semi-annual reports showing the financial condition of these investment options.

If a single individual or company invests in the Series Fund through more than one variable insurance contract, then the individual or company will receive only one copy of the Series Fund annual and semi-annual reports unless we are directed otherwise.

PERFORMANCE INFORMATION

Performance information for VCA 10, VCA 11 and the Series Fund portfolios may appear in advertisements and reports to current and prospective Contractholders and Participants. This performance information is based on actual historical performance and does not indicate or represent future performance.

Total return data is based on the overall dollar or percentage change in the value of a hypothetical investment. Total return quotations reflect changes in Unit Values and the deduction of applicable charges.

A cumulative total return figure reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.

VCA 11 may also advertise its current and effective yield. Current yield reflects the income generated by an investment in VCA 11 over a specified seven day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested.

Comparative performance information may from time to time be included in reports or advertising, including but not limited to, data from Morningstar, Inc., Lipper Analytical Services, Inc., Standard & Poor's 500 Composite Price Index, Lehman Brothers indexes and other commonly used indexes or industry publications.

See "Performance Information" in the SAI for recent performance information.

PARTICIPATION IN DIVISIBLE SURPLUS

A mutual life insurance company, like Prudential, differs from a stock life insurance company in that it has no stockholders who are the owners of the enterprise. Rather, the holders of Prudential contracts participate in the divisible surplus of Prudential, if any, according to the annual determination of the Prudential Board of Directors. For Contracts described in this prospectus, any surplus determined by the Prudential Board of Directors as a dividend is credited to Participants. NO ASSURANCE CAN BE GIVEN AS TO THE AMOUNT, IF ANY, THAT WILL BE AVAILABLE FOR DISTRIBUTION UNDER THESE CONTRACTS IN THE FUTURE.

The following payments of divisible surplus were made under the Contracts in the years indicated:

                        1998                     1997                     1996
                        ----                     ----                     ----
VCA-20                                          $32,895                 $980,047
VCA-11                                               $0                  $89,827
VCA-24                                         $614,058                 $789,747


--------------------------------------------------------------------------------
FEDERAL TAX STATUS
--------------------------------------------------------------------------------

This section includes a general discussion about the federal tax rules relevant to the Contracts. We do not intend to provide any tax advice about your particular situation. In addition, we do not describe any applicable state or other tax laws. You should consult a qualified tax adviser for complete information and advice.

QUALIFIED RETIREMENT ARRANGEMENTS

The Contracts may be used in connection with qualified pension and profit sharing plans, plans established by self-employed persons (Keogh plans), simplified employee pension plans (SEPs), individual retirement plan accounts
(IRAs), and retirement programs for certain persons known as Section 403(b) annuity plans.

The provisions of the Internal Revenue Code that apply to the retirement arrangements that may be funded by the Contracts are complex. You should consult a qualified tax adviser. We list below some rules that generally apply. Assuming that you and your Contractholder follow the requirements and limitations of the provisions of the Internal Revenue Code applicable to the particular type of plan, contributions made under a retirement arrangement are deductible (or not includible in income) up to certain amounts each year. Federal income tax currently is not imposed upon the investment income and realized gains earned by the investment option until you receive a distribution or withdrawal. When you receive a distribution or withdrawal (a lump sum, an annuity or as regular payments in accordance with a systematic withdrawal arrangement), all or a portion of that distribution or withdrawal is normally taxable as ordinary income. The tax on lump sum distributions may, in some cases, be limited by a special 5-year or 10-year income-averaging rule. The 5-year averaging rule will not be available for tax years beginning after 1999.

Premature distributions or withdrawals may be subject to a penalty tax. If you are contemplating a withdrawal, you should consult a qualified tax adviser. In addition, Federal tax laws impose restrictions on withdrawals from Section 403(b) annuities. This limitation is discussed in the "Withdrawal of Contributions" section on page __.

The Contracts may be used in connection with deferred compensation plans that meet the requirements of Section 457 of the Internal Revenue Code. Tax-exempt organizations or governmental employers considering the use of the Contracts to fund or otherwise provide deferred compensation to their employees should consult with a qualified tax adviser concerning the applicability of Section 457 to their plans as well as the specific requirements. Those entities should also consider Section 72(u) of the Internal Revenue Code, which is discussed below.

MINIMUM DISTRIBUTION REQUIREMENTS UNDER QUALIFIED RETIREMENT ARRANGEMENTS

You may be subject to certain minimum distribution rules.

          For qualified retirement plans where the Participant is not a 5% owner, deferred compensation plans that meet the requirements of
          Section 457 of the Internal Revenue Code, for governmental and church plans, and from Section 403(b) annuity plans that are attributable to benefits accruing after December 31, 1986 :

          distributions must begin by April 1 of the calendar year following the later of (i) the calendar year in which the Participant attains age 70 1/2 or (ii) the calendar year in which the Participant retires.

     For qualified retirement plans where there is a 5% owner, and for IRAs:

          distributions must begin by April 1 of the calendar year following the year in which the Participant attains age 70 1/2.

Distributions to your beneficiaries are also subject to minimum distribution rules.

     If you die before the entire interest in your Accumulation Accounts has been distributed, your remaining interest must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

     If you die before distributions have begun (or are treated as having begun) the entire interest in your Accumulation Accounts must be distributed by December 31 of the calendar year containing the fifth anniversary of your death. Alternatively, if there is a designated beneficiary, the designated beneficiary may elect to receive payments beginning no later than December 31 of the calendar year immediately following the year in which you die and continuing for the beneficiary's life or a period not exceeding the beneficiary's life expectancy (except that with respect to distributions from a deferred compensation plan subject to Section 457 of the Internal Revenue Code, the period cannot exceed 15 years).

     Special rules apply to your spouse.

If your plan is a Section 547 plan, any distribution that is payable over a period of more than one year can only be made in substantially non-increasing amounts no less frequently than annually.

If you or your beneficiary does not meet the minimum distribution requirements, an excise tax applies.

NON-QUALIFIED ARRANGEMENTS USING THE CONTRACTS

You generally do not pay any tax as a result of any increase in the value of your investment options. Generally, you are taxed only on amounts that you receive, either as an annuity or as a withdrawal before the annuity starting date. If you take a loan against the your Contract or you pledge the Contract, that is generally treated as a withdrawal and you may be taxed.

Amounts you withdraw before the annuity starting date are treated for tax purposes first as being withdrawals of investment income, rather than withdrawals of premium payments, until all investment income has been withdrawn. Therefore you will be taxed on the amount you withdraw before you start receiving annuity payments to the extent that the cash value of your Contract (without a reduction for any withdrawal charge) exceeds your premium payments.

Any premature withdrawal that is includible in income will be subject to a penalty tax (in addition to ordinary tax). The amount of the penalty is 10% of the amount withdrawn that is includable in income. Some withdrawals will be exempt from the penalty.
These include withdrawals:

     (1)  made on or after the date on which you reach age 591/2,

     (2)  made on or after your death,

     (3)  attributable to becoming disabled (as defined in Code Section 72(m)),

     (4)  in the form of level annuity payments under a lifetime annuity, or

     (5) in the form of substantially equal periodic payments (made at least annually) for your life expectancy or the joint life expectancies of you and your designated beneficiary.

Different tax rules apply to the receipt of annuity payments or regular payments in accordance with a systematic withdrawal arrangement after the annuity starting date. A portion of each payment you receive under a Contract will be treated as a partial return of your post-tax premium payments, if any, and will not be taxable. The remaining portion of the payment will be taxed as ordinary income. Once you have recovered all your premium payments, the balance of the annuity payments will be fully taxable.

Certain minimum distribution requirements apply if you die before the entire interest in your annuity has been distributed. Further, certain transfers of an annuity for less than full compensation (e.g., certain gifts), will trigger tax on the gain in the Contract.

CONTRACTS HELD BY PERSONS OTHER THAN INDIVIDUALS

Special rules under Section 72(u) of the Internal Revenue Code apply to the Contracts if held by a person who is not a natural person and if not covered by one of several exceptions. Under these rules, if a Contract is held by a corporation, partnership, trust or similar nonnatural person, the income on the Contract each year is treated as ordinary income received or accrued that year by the owner of the Contract. Income on the Contract is in excess of the sum of the net surrender value of the Contract at the end of the taxable year plus any amounts distributed for all years over the aggregate amount of premiums paid under the Contract and amounts received under the Contract that have been included in income. Exceptions to these rules include Contracts: held by a nonnatural person as an agent for a natural person; acquired by an estate by reason of the death of the decedent; held under a qualified pension or profit sharing plan, a Section 403(b) annuity plan or individual retirement plan or contracts which provide for immediate annuities.

WITHHOLDING

Generally, under a nonqualified annuity arrangement, or individual retirement account or individual retirement annuity, unless you elect to the contrary, any amounts that are received under your Contract that we reasonably believe are includable in gross income tax for tax purposes will be subject to withholding to meet Federal income tax obligations.

Certain distributions from qualified plans under Section 401 or Section 403(b) of the Internal Revenue Code, which are not directly rolled over or transferred to another eligible qualified plan, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement does not apply to: (a) distributions for the life or life expectancy of the participant, or joint and last survivor expectancy of the participant and a designated beneficiary; or (b) distributions for a specified period of ten years or more; or (c) distributions which are required as minimum distributions. Accordingly, you should check your Contractholder's retirement arrangement and consult with your tax adviser before making a withdrawal.

Amounts that are received under a Contract used in connection with a plan that is subject to Section 457 of the Internal Revenue Code are treated as wages for Federal income tax purposes. They are subject to general withholding requirements.

DEATH BENEFITS

In general, a death benefit consisting of amounts paid to your beneficiary is includable in your estate for federal estate tax purposes.

TAXES ON PRUDENTIAL

VCA 10, VCA 11 and VCA 24 are not considered separate taxpayers for purposes of the Internal Revenue Code. The earnings of these accounts are taxed as part of the income of Prudential. We do not currently charge you for federal income taxes paid by Prudential. We will review periodically the question of a charge for our federal income taxes attributable to the Contracts, and in the future may charge you for any federal income taxes attributable to the Contracts.

--------------------------------------------------------------------------------
VOTING RIGHTS
--------------------------------------------------------------------------------

VCA 10, VCA 11 and VCA 24 may call meetings of their Participants, just like other mutual funds have shareholder meetings. Each Participant in VCA 10 has the right to vote at meetings of VCA 10 Participants and each Participant in VCA 11 has the right to vote at meetings of VCA 11 Participants. With respect to VCA 24, Prudential votes shares of the Series Fund on behalf of the VCA 24 Participants, as those Participants direct. (Participants and beneficiaries under certain Contracts used in connection with certain non-qualified annuity arrangements and deferred compensation plans established under Section 457 of the Internal Revenue Code - Section 457 Contracts - may have different voting rights than those described above. If this applies to you, please refer to your Contract documents.)

Participant meetings are not necessarily held every year. VCA 10 and VCA 11 Participant meetings may be called to elect Committee Members, vote on amendments to investment management agreements, and approve changes in fundamental investment policies. Under the Rules and Regulations of VCA 10 and VCA 11, a Participant meeting to elect Committee Members must be held if less than a majority of the Members of a Committee have been elected by Participants.

Prudential votes on behalf of the VCA 24 Participants on matters relating to the Series Fund. Participants can direct how Prudential will vote for them.

As a VCA 10 or VCA 11 Participant, you are entitled to the number of votes that equals the total dollar amount of your Units. (Again, this may not be the case for Section 457 Contracts.) To the extent Prudential has invested it own money in VCA 10 or VCA 11, it will be entitled to vote on the same basis as other Participants. Prudential's votes will be cast in the same proportion that the other Participants vote - for example, if 25% of the Participants who vote are in favor of a proposal, Prudential will cast 25% of its votes in favor of the proposal.

--------------------------------------------------------------------------------
LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

On October 28, 1996, Prudential entered into a Stipulation of Settlement in a multidistrict proceeding involving allegations of various claims relating to Prudential's life insurance sales Prudential practices. (In re Prudential Insurance Company of America Sales Practices Litigation, D.N.J., MDL No. 1061, Master Docket No. 95-4704 (AMW)). On March 7, 1997, the United States District Court for the District of New Jersey approved the Stipulation of Settlement as fair, reasonable and adequate, and later issued a Final Order and Judgement in the consolidated class actions before the court, 962 F. Supp. 450 (March 17, 1997, as amended April 14, 1997). The Court's Final Order and Judgement approving the class Settlement was appealed to the United States Court of Appeals for the Third Circuit, which upheld the district court's approval of the Stipulation of Settlement on July 23, 1998. As of now no further appeal has been taken.

Pursuant to the Settlement, Prudential agreed to provide and has begun to implement an Alternative Dispute Resolution ("ADR") process for class members who believe they were misled concerning the sale or performance of their life insurance Contracts. As of December 31, 1997, based on a reasonable estimate of losses associated with ADR claims, management estimated the cost, before taxes, of remedying policyholder claims in the ADR process to be approximately $2.05 billion. While management believed these to be reasonable estimates based on information then available, further estimates are currently being developed in connection with the availability of more recent data. The ultimate amount of the total cost of remedied policyholder claims is dependent on complex and varying factors, including actual claims by eligible policyholders, the relief options chosen and the dollar value of those options. There are also additional elements of the ADR process which cannot be fully evaluated at this time (e.g., claims which may be successfully appealed) which could increase this estimate.

In addition, a number of actions have been filed against Prudential by policyholders who have excluded themselves from the Settlement; Prudential anticipates that additional suits may be filed by other policyholders.

Also, on July 9, 1996, a Multi-State Life Insurance Task Force comprised of insurance regulators from 29 states and the District of Columbia, released a report on Prudential's activities. As of February 24, 1997, Prudential had entered into consent orders or agreements with all 50 states and the District of Columbia to implement a remediation plan, whose terms closely parallel the Settlement approved in the MDL proceeding, and agreed to a series of payments allocated to all 50 states and the District of Columbia amounting to a total of approximately $65 million. These agreements are now being implemented through Prudential's implementation of the class Settlement.

Litigation is subject to many uncertainties, and given the complexity and scope of these suits, their outcome cannot be predicted. It is also not possible to predict the likely results of any regulatory inquiries or their effect on litigation which might be initiated in response to widespread media coverage of these matters.

Accordingly, management is unable to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome of all pending litigation and regulatory inquiries. It is possible that the results of operations or the cash flow of Prudential, in particular quarterly or annual periods, could be materially affected by an ultimate unfavorable outcome of certain pending litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters referred to above should not have a material adverse effect on Prudential's financial position, after consideration of applicable reserves.

--------------------------------------------------------------------------------
YEAR 2000
--------------------------------------------------------------------------------

The services provided under the Contracts by Prudential depend on the smooth functioning of its computer systems. The year 2000, however, holds the potential for significant disruption in the operation of these systems. Many computer systems are programmed to recognize only the last two digits in a date. As a result, any computer system that has date-sensitive programming may recognize a date using "00" as the year 1900 rather than the year 2000. This problem can affect non-information technology systems that include embedded technology, such as microprocessors included in "infrastructure" equipment used for telecommunications and other services as well as computer systems. If this anomaly is not corrected, the year "00" could cause systems to perform date comparisons and calculations incorrectly, which could in turn affect the accuracy and compromise the integrity of business records. Business operations could be interrupted when companies are unable to process transactions, send invoices, or engage in similar normal business activities.

Prudential established a Company-wide Program Office (CPO) to develop and coordinate an operating framework for the Year 2000 compliance activities. Prudential's CPO structured the Year 2000 program into three major components:
Business Applications, Infrastructure and Business Partners. The CPO also established quality assurance procedures including a certification process to monitor and evaluate enterprise-wide progress of each component of Prudential's program for conversion and upgrading of systems for Year 2000 compliance.

BUSINESS APPLICATIONS

The scope of the Business Applications component includes a wide range of computer systems that directly support Prudential's business operations and accounting systems. The entire application portfolio was analyzed in 1996 to determine appropriate Year 2000 readiness strategies (that is, renovate, replace or retire). Rigorous testing standards have been employed for all applications that will not be retired, including those that are newly developed or purchased. Application replacement and renovation projects follow a similar path toward Year 2000 compliance. The key project phases include Year 2000 analysis and design, programming activities, testing, and implementation. Replacement projects are also tracked until the existing applications are removed from production.

Of Prudential's total application portfolio, approximately 70% of the applications are being renovated, 13% are being replaced by Year 2000 compliant systems, and the remaining 17% are being retired from production. Business application projects are grouped by applications undergoing renovations, replacements or retirements. As of December 31, 1998, the percentage of business applications (based on application count) in the implementation phase for Year 2000 compliance for renovation, replacement and retirement were 99.91%, 96.62% and 99.87%, respectively. The interim target date for completing renovations and retirements is March 1999, with an overall completion date for Business Applications of June 1999.

INFRASTRUCTURE

The scope of Prudential's Year 2000 Infrastructure initiatives include mainframe computer system hardware and operating system software, mid-range systems and servers, telecommunications equipment, buildings and facilities systems, personal computers, and vendor hardware and software.

Although there are minor differences among these various components, the approach to Year 2000 readiness for Infrastructure generally involves phases identified as inventory, assessment, remediation activities (for example, upgrading hardware or software), testing and implementation. The interim target date for completion of certain Infrastructure components is March 1999 with an overall completion date for Infrastructure of June 1999.

BUSINESS PARTNERS

Prudential's approach to business partner readiness includes classification of each partner's status as "highly critical" or "less critical" and the development of contingency plans to address the potential that a business partner could experience a Year 2000 failure. Approximately 30% of our business partners have been identified as highly critical and the remaining 70% as less critical. Project phases include inventory, risk assessment, and contingency planning activities. The interim target date for highly critical business partner readiness was achieved in December 1998. We have with an overall completion date for less critical business partner readiness of June 1999.

THE COST OF YEAR 2000 PROGRAM

Prudential is funding the Year 2000 program from operating cash flows. Some of the expenses of Prudential's Year 2000 readiness are allocated across its various businesses and subsidiaries, including those businesses not engaged in providing services under the Contracts. Accordingly, while the expense is substantial in the aggregate, it is not expected to have a material impact on Prudential's ability to meet its contractual commitments under the Contracts.

YEAR 2000 RISKS AND CONTINGENCY PLANNING

The major portion of Prudential's transactions are of such volume that they can only be effectively processed through the use of automated systems. Therefore, substantially all of Prudential's contingency plans include the ultimate resolution of any causative technology failures that may be encountered.

Prudential believes that the Business Application, Infrastructure and Business Partners components of the Year 2000 project are substantially on schedule. While management expects that a small number of the projects may not meet their targeted completion date, it is anticipated that these projects will be completed by the middle of September 1999 so that any delays, if experienced, would not have a significant impact on the timing of the project as a whole. During the course of the Year 2000 program, some discretionary technology projects have been delayed in favor of the completion of Year 2000 projects. However, this impact has been minimized by Prudential's strategic decision to outsource most of the Year 2000 renovation work.

While Prudential and its subsidiaries believe that they are well positioned to mitigate its Year 2000 issue, this issue, by its nature contains inherent uncertainties, including the uncertainty of Year 2000 readiness of third parties. Consequently, Prudential is unable to determine at this time whether the consequences of Year 2000 failures will have a material adverse effect on the results of operations, liquidity or financial condition. In the worst case, it is possible that any technology failure, including an internal or external Year 2000 failure, could have a material impact on Prudential's results of operations, liquidity, or financial position.

Prudential is enhancing existing business contingency plans to mitigate Year 2000 risk. Current contingency plans include planned responses to the failure of specific business applications or infrastructure components. These responses are being reviewed and expected to be finalized by June 1999 to ensure that they are workable under the special conditions of a Year 2000 failure. The plans are also being updated to reduce the level of uncertainty about the Year 2000 problem including readiness of Prudential's Business Partners.

This discussion of the Year 2000 issue, and in particular Prudential's plans to remediate this issue and the estimated costs thereof, are forward-looking in nature.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Registration statements under the Securities Act of 1933 have been filed with the commission with respect to the Contracts. This prospectus does not contain all he information set forth in the registration statements, certain portions of which have been omitted pursuant to the rules and regulations of the Commission. The omitted information may be obtained from the Commission's principal office in Washington, D.C. upon payment of the fees prescribed by the Commission.

For further information, you may also contact Prudential's office at the address or telephone number on the cover of this prospectus.

A copy of the SAI, which provides more detailed information about the Contracts, may be obtained without charge by calling Prudential at 1-800-458-6333. The Statement includes.

---------------------------------------------------------------------------------------------------------
TABLE OF CONTENTS - STATEMENT OF ADDITONAL INFORMATION
---------------------------------------------------------------------------------------------------------
                                                                                                     PAGE
INVESTMENT MANAGEMENT AND ADMINISTRATION OF VCA-10, VCA-11 AND VCA-24............................
     Fundamental Investment restrictions adopted by VCA-10 and VCA-11............................
     Investment restrictions imposed by state law................................................
     Loans of portfolio securities...............................................................
     Portfolio turnover rate.....................................................................
     Portfolio brokerage and related practices...................................................
     Custody of securities.......................................................................
PERFORMANCE INFORMATION..........................................................................
THE VCA-10 AND VCA-11 COMMITTEES.................................................................
THE PRUDENTIAL INSURANCE COMPANY OF AMERICA--DIRECTORS...........................................
THE PRUDENTIAL INSURANCE COMPANY OF AMERICA--PRINCIPAL OFFICERS..................................
SALE OF THE CONTRACTS............................................................................
EXPERTS..........................................................................................
FINANCIAL STATEMENTS OF VCA-10...................................................................
FINANCIAL STATEMENTS OF VCA-11...................................................................
FINANCIAL STATEMENTS OF VCA-24...................................................................
CONSOLIDATED FINANCIAL STATEMENTS OF THE PRUDENTIAL INSURANCE
     COMPANY OF AMERICA AND SUBSIDIARIES.........................................................

                                    APPENDIX

Some of the terms used in this Prospectus to describe the investment objective and policies of VCA-11 are further explained below.

The term "money market" refers to the marketplace composed of the financial institutions which handle the purchase and sale of liquid, short-term, high-grade debt instruments. The money market is not a single entity, but consists of numerous separate markets, each of which deals in a different type of short-term debt instrument. These include U.S. government obligations, commercial paper, certificates of deposit and bankers' acceptances, which are generally referred to as money market instruments.

"U.S. Government obligations" are debt securities (including bills, certificates of indebtedness, notes, and bonds) issued by the U.S. Treasury or issued by an agency or instrumentality of the U.S. government which is established under the authority of an act of Congress. Such agencies or instrumentalities include, but are not limited to, the Federal National Mortgage Association, the Federal Farm Credit Bank, and the Federal Home Loan Bank. Although all obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on these obligations is generally backed directly or indirectly by the U.S. government. This support can range from the backing of the full fait and credit of the United States, to U.S. Treasury guarantees, or to the backing solely of the issuing instrumentality itself.

"Bank obligations" include (1) "Certificates of deposit" which are certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year); (2) "Bankers' acceptances" which are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligations both of the bank and of the drawer to pay the face amount of the instrument upon maturity; and (3) "Time deposits" which are non-negotiable deposits in a bank for a fixed period of time.

"Commercial paper" consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued to finance current operations. Commercial paper ratings are as follows:

A Prime rating is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Issuers rated Prime are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this highest classification. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer: (2) economic evaluation of the issuer's industry or industries and appraisal of speculative type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relating to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten year; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Commercial paper rated A by Standard & Poor's Ratings Group ("S&P") has the following characteristics as determined by S&P; Liquidity ratios are better than the industry average; long-term senior debt rating is A or better (in some cases, BBB credits may be acceptable); the issuer has access to at least two additional channels of borrowing and basic earnings and cash flow have an upward trend with allowances made for unusual circumstances. Typically, the issuer's industry is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this highest classification.

"Other corporate obligations" are bonds and notes, loan participations and other debt obligations created by corporations, banks and other business organizations, including business trusts. Corporate bond ratings are as follows:

Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa (Moody's highest rating), they comprise what are generally known as high-grade bonds. They are rated lower than the best bond because margins of protection may not be as large as Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Bonds rated AA by S&P are judged by S&P to be high-grade obligations and, in the majority of instances, to differ only in small degree from issues rated AAA. Bonds rated AAA are considered by S&P to be highest grade obligations and possess the ultimate degree of protection as to principal and interest. As with AAA bonds, prices of AA bonds move with the long-term money market.

A "first tier" security is either (i) an "eligible security" that is rated, or has been issued by an issuer that is rated with respect to comparable securities, in the highest rating category for such securities or issuers by two NRSROs (or by only one NRSRO if it is the only NRSRO that has rated such security or issuer), or (ii) is an unrated short-term security of comparable quality as determined by the investment manager under the supervision of the VCA-11 Committee.

A "second tier" security is any "eligible security" other than a "first-tier" security.

                         CONDENSED FINANCIAL INFORMATION

                   INCOME AND CAPITAL CHARGES PER VCA 10 UNIT

The following condensed financial information for the two-year period ended December 31, 1998 has been audited by PricewaterhouseCoopers LLP, independent accountants, whose unqualified report thereon appears in VCA 10's Annual Report dated December 31, 1998. The condensed financial information for each of the years prior to and including the period ended December 31, 1995 has been audited by other independent auditors, whose report thereon was also unqualified. The information set out below should be read in together with the financial statements and related notes that also appear in VCA 10's Annual Report which is included in the SAI.

                   INCOME AND CAPITAL CHARGES PER VCA 11 UNIT

The following condensed financial information for the two-year period ended December 31, 1998 has been audited by PricewaterhouseCoopers LLP, independent accountants, whose unqualified report thereon appears in VCA 11's Annual Report dated December 31, 1998. The condensed financial information for each of the years prior to and including the period ended December 31, 1995 has been audited by other independent auditors, whose report thereon was also unqualified. The information set out below should be read in together with the financial statements and related notes that also appear in VCA 11's Annual Report which is included in the SAI.

                 ACCUMULATION UNIT VALUE INFORMATION FOR VCA 24

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 1999

                              THE MEDLEYSM PROGRAM

                            GROUP VARIABLE CONTRACTS
                                 issued through

       THE PRUDENTIAL                                      THE PRUDENTIAL
VARIABLE CONTRACT ACCOUNT-10                        VARIABLE CONTRACT ACCOUNT-11

                                 THE PRUDENTIAL
                          VARIABLE CONTRACT ACCOUNT-24

These Contracts are designed for use in connection with retirement arrangements that qualify for federal tax benefits under Sections 401, 403(b), 408 or 457 of the Internal Revenue Code of 1986, as amended, and with non- qualified annuity arrangements. Contributions made on behalf of Participants may be invested in The Prudential Variable Contract Account-10, a separate account primarily invested in common stocks, in The Prudential Variable Contract Account-11, a separate account invested in money market instruments, or in one or more of the seven Subaccounts of The Prudential Variable Contract Account-24. Each Subaccount is invested in a corresponding Portfolio of The Prudential Series Fund, Inc.

                                ---------------

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 1998, which is available without charge upon written request to The Prudential Insurance Company of America, c/o Prudential Investments, 30 Scranton Office Park, Scranton, PA 18507-1789, or by telephoning 1-800-458-6333.

                                TABLE OF CONTENTS

                                                                                                          PAGE
INVESTMENT MANAGEMENT AND ADMINISTRATION OF VCA-10, VCA-11 AND VCA-24....................................
     Fundamental investment restrictions adopted by VCA-10 and VCA-11....................................
     Investment restrictions imposed by state law........................................................
     Loans of portfolio securities.......................................................................
     Portfolio turnover rate.............................................................................
     Portfolio brokerage and related practices...........................................................
     Custody of securities...............................................................................
PERFORMANCE INFORMATION..................................................................................
THE VCA-10 AND VCA-11 COMMITTEES.........................................................................
THE PRUDENTIAL INSURANCE COMPANY OF AMERICA--DIRECTORS...................................................
THE PRUDENTIAL INSURANCE COMPANY OF AMERICA--PRINCIPAL OFFICERS..........................................

SALE OF THE CONTRACTS....................................................................................
EXPERTS..................................................................................................
FINANCIAL STATEMENTS OF VCA-10...........................................................................
FINANCIAL STATEMENTS OF VCA-11...........................................................................
FINANCIAL STATEMENTS OF VCA-24...........................................................................
CONSOLIDATED FINANCIAL STATEMENTS OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA AND
  SUBSIDIARIES...........................................................................................

                                                              The Prudential Insurance Company of America
                                                              c/o Prudential Investments
                                                              30 Scranton Office Park
                                                              Scranton, PA 18507-1789
                                                                       Telephone 1-800-458-6333

[LOGO]

                              INVESTMENT MANAGEMENT
                              AND ADMINISTRATION OF
                            VCA-10, VCA-11 AND VCA-24

Prudential acts as investment manager for The Prudential Variable Contract Account-10 ("VCA-10") and The Prudential Variable Contract Account-11 ("VCA-11") under separate investment management agreements with each of them. Each Account's assets are invested and reinvested in accordance with its investment objective and policies, subject to the general supervision and authorization of the Account's Committee.

The assets of each Subaccount of VCA-24 are invested in a corresponding portfolio of The Prudential Series Fund, Inc. (the "Fund"). The Prospectus and the Statement of Additional Information of the Fund describe the investment management and administration of the Fund and its various portfolios.

Subject to Prudential's supervision, all of the investment management services provided by Prudential are furnished by its wholly-owned subsidiary, The Prudential Investment Corporation ("PIC"), pursuant to the service agreement between Prudential and PIC (the "Service Agreement") which provides that Prudential will reimburse PIC for its costs and expenses. PIC is registered as an investment adviser under the Investment Advisers Act of 1940.

Prudential continues to have responsibility for all investment advisory services under its management or subadvisory agreements with respect to its clients. Prudential's investment management agreement with each of VCA-10 and VCA-11 was most recently renewed by unanimous vote of the Committees on May 28, 1998 and by the Participants in each Account on September 8, 1983. The Service Agreement was submitted to and approved by Participants in VCA-10 and VCA-11 on November 4, 1985 and its annual continuation was most recently approved by unanimous vote of the VCA-10 and VCA-11 Committees on May 28, 1998. Each Account's investment management agreement and the Service Agreement will continue in effect as long as approved at least once a year by a majority of the non-interested members of the Account's Committee and either by a majority of each entire Committee or by a majority vote of persons entitled to vote in respect of the Account. An Account's investment management agreement will terminate automatically in the event of assignment, and may be terminated without penalty on 60 days' notice by the Account's Committee or by the majority vote of persons having voting rights in respect of the Account, or on 90 days' notice by Prudential.

The Service Agreement will continue in effect as to each Account for a period of more than two years from its execution only so long as such continuance is specifically approved at least annually in the same manner as the agreements for investment management services between Prudential and the Accounts. The Service Agreement may be terminated by either party upon not less than thirty days' prior written notice to the other party, will terminate automatically in the event of its assignment and will terminate automatically as to an Account in the event of the assignment or termination of the agreement for investment management services between Prudential and the Account. Prudential is not relieved of its responsibility for all investment advisory services under the agreement for investment management services between Prudential and the Accounts. The Service Agreement provides for Prudential to reimburse PIC for its costs and expenses incurred in furnishing investment advisory services. For the meaning of a majority vote of persons having voting rights with respect to an Account, see "Voting Rights," page of the Prospectus.

Prudential is responsible for the administrative and recordkeeping functions of VCA-10, VCA-11 and

VCA-24 and pays the expenses associated with them. These functions include enrolling Participants, receiving and allocating contributions, maintaining Participants' Accumulation Accounts, preparing and distributing confirmations, statements, and reports. The administrative and recordkeeping expenses borne by Prudential include salaries, rent, postage, telephone, travel, legal, actuarial and accounting fees, office equipment, stationery and maintenance of computer and other systems.

A daily charge is made which is equal to an effective annual rate of 1.00% of the net value of the assets in VCA-10 and VCA-11. Three quarters of this charge (0.75%) is for administrative expenses not covered by the annual account charge, and one quarter (0.25%) is for investment management. During 1998, 1997 and, 1996, Prudential received $__________, $5,388,303, and $4,121,607, respectively, from VCA-10 and $__________, $892,983 and $804,528, respectively, from VCA-11 for administrative expenses and for providing management services.

A daily charge is made which is equal to an effective annual rate of 0.75% of the net value of the assets in each Subaccount of VCA-24. All of this charge is for administrative expenses not covered by the annual account charge. During 1998, 1997 and, 1996, Prudential received $__________, $9,369,395 and $6,866,521 respectively, in daily charges for VCA-24.

Prior to May 1, 1997, an annual account charge for administrative expenses of not greater than $20 was assessed against a Participant's Accumulation Account. As of May 1, 1997, this charge was increased to not greater than $30. During 1998, 1997 and, 1996, Prudential collected $__________, $125,689, and $81,929, respectively, from VCA-10 and $__________, $58,601, and $40,724, respectively, from VCA-11 in annual account charges. During 1998, 1997, and 1996, Prudential collected $__________, $294,865 and $143,977, respectively, in annual account charges from VCA-24.

A deferred sales charge is also imposed on certain withdrawals from the Accounts and Subaccounts. The deferred sales charges imposed on withdrawals from VCA-10 during 1998, 1997, and 1996, were $__________, $18,599,and $13,057, respectively. The deferred sales charges imposed on VCA-11 withdrawals during 1998, 1997, and 1996, were $__________, $8,370, and $8,659, respectively. During
1998, 1997, and 1996, the deferred sales charges imposed on withdrawals from VCA-24 were $__________, $93,520,and $98,456, respectively.

FUNDAMENTAL INVESTMENT RESTRICTIONS ADOPTED BY VCA-10

In addition to the investment objective described in the prospectus, the following investment restrictions are fundamental investment policies of VCA-10 and may not be changed without the approval of a majority vote of persons having voting rights in respect of the Account.

Concentration in Particular Industries. VCA-10 will not purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result: (i) with respect to 75% of VCA-10's total assets, more than 5% of VCA-10's total assets (determined at the time of investment) would then be invested in securities of a single issuer, or (ii) 25% or more of VCA-10's total assets (determined at the time of the investment) would be invested in a single industry.

Investments in Real Estate-Related Securities. No purchase of or investment in real estate will be made for the account of VCA-10 except that VCA-10 may buy and sell securities that are secured by real estate or shares of real estate investment trusts listed on stock exchanges or reported on the National Association of Securities Dealers, Inc. automated quotation system ("NASDAQ").

Investments in Financial Futures. No commodities or commodity contracts will be purchased or sold for the account of VCA-10 except that VCA-10 may purchase and sell financial futures contracts and related options.

Loans. VCA-10 will not lend money, except that loans of up to 10% of the value of VCA-10's total assets may be made through the purchase of privately placed bonds, debentures, notes, and other evidences of indebtedness of a character customarily acquired by institutional investors that may or may not be convertible into stock or accompanied by warrants or rights to acquire stock. Repurchase agreements and the purchase of publicly traded debt obligations are not considered to be "loans" for this purpose and may be entered into or purchased by VCA-10 in accordance with its investment objectives and policies.

Borrowing. VCA-10 will not issue senior securities, borrow money or pledge its assets, except that VCA-10 may borrow from banks up to 33 1/3 percent of the value of its total assets (calculated when the loan is made) for temporary, extraordinary or emergency purposes, for the clearance of transactions or for investment purposes. VCA-10 may pledge up to 33 1/3 percent of the value of its total assets to secure such borrowing. For purposes of this restriction, the purchase or sale of securities on a when-issued or delayed delivery basis, forward foreign currency exchange contracts and collateral arrangements relating thereto, and collateral arrangements with respect to interest rate swap transactions, reverse repurchase agreements, dollar roll transactions, options, futures contracts, and options thereon are not deemed to be a pledge of assets or the issuance of a senior security.

Margin. VCA-10 will not purchase securities on margin (but VCA-10 may obtain such short-term credits as may be necessary for the clearance of transactions); provided that the deposit or payment by VCA-10 of initial or maintenance margin in connection with futures or options is not considered the purchase of a security on margin.

Underwriting of Securities. VCA-10 will not underwrite the securities of other issuers, except where VCA-10 may be deemed to be an underwriter for purposes of certain federal securities laws in connection with the disposition of portfolio securities and with loans that VCA-10 is permitted to make.

Control or Management of Other Companies. No securities of any company will be acquired for VCA-10 for the purpose of exercising control or management thereof.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS ADOPTED BY VCA-10

The VCA-10 Committee has also adopted the following additional investment restrictions as non-fundamental operating policies. The Committee can change these restrictions without the approval of the persons having voting rights in respect of VCA-10.

Investments in Other Investment Companies. Except as part of a merger, consolidation, acquisition or reorganization, VCA-10 will not invest in the securities of other investment companies in excess of the limits stipulated by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

Short Sales. VCA-10 will not make short sales of securities or maintain a short position, except that VCA-10 may make short sales against the box. Collateral arrangements entered into with respect to options, futures contracts, forward contracts and interest rate swap agreements are not deemed to be short sales.

Restricted Securities. No more than 15% of the value of the net assets held in VCA-10 will be invested in securities (including repurchase agreements and non-negotiable time deposits maturing in more than seven days) that are subject to legal or contractual restrictions on resale or for which no readily available market exists.

FUNDAMENTAL INVESTMENT RESTRICTIONS ADOPTED BY VCA-11

In addition to the investment objective described in the prospectus, the following investment restrictions are fundamental investment policies of VCA-11 and may not be changed without the approval of a majority vote of persons having voting rights in respect of the Account.

Concentration in Particular Industries. VCA-11 will not purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result: (i) with respect to 75% of VCA-11's total assets, more than 5% of VCA-11's total assets (determined at the time of investment) would then be invested in securities of a single issuer, or (ii) 25% or more of VCA-11's total assets (determined at the time of the investment) would be invested in a single industry. Notwithstanding this restriction, there is no limitation with respect to money market instruments of domestic banks, U.S. branches of foreign banks that are subject to the same regulations as U.S. banks, and foreign branches of domestic banks (provided that the domestic bank is unconditionally liable in the event of the failure of the foreign branch to make payment on its instruments for any reason).

Investments in Real Estate-Related Securities. No purchase of or investment in real estate will be made for the account of VCA-11.

Investments in Financial Futures. No commodities or commodity contracts will be purchased or sold for the account of VCA-11.

Loans. VCA-11 will not lend money, except that it may purchase debt obligations in accordance with its investment objective and policies and may engage in repurchase agreements.

Borrowing. VCA-11 will not issue senior securities, borrow money or pledge its assets, except that VCA-11 may borrow from banks up to 33 1/3 percent of the value of its total assets (calculated when the loan is made) for temporary, extraordinary or emergency purposes, for the clearance of transactions or for investment purposes. VCA-11 may pledge up to 33 1/3 percent of the value of its total assets to secure such borrowing. For purposes of this restriction, the purchase or sale of securities on a when-issued or delayed delivery basis is not deemed to be a pledge of assets or the issuance of a senior security.

Margin. VCA-11 will not purchase securities on margin (but VCA-11 may obtain such short-term credits as may be necessary for the clearance of transactions).

Underwriting of Securities. VCA-11 will not underwrite the securities of other issuers, except where VCA-11 may be deemed to be an underwriter for purposes of certain federal securities laws in connection with the disposition of portfolio securities and with loans that VCA-11 is permitted to make.

Control or Management of Other Companies. No securities of any company will be acquired for VCA-11 for the purpose of exercising control or management thereof.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS ADOPTED BY VCA-11

The VCA-11 Committee has also adopted the following additional investment restrictions as non-fundamental operating policies. The Committee can change these restrictions without the approval of the persons having voting rights in respect of VCA-11.

Investments in Other Investment Companies. Except as part of a merger, consolidation, acquisition or reorganization, VCA-11 will not invest in the securities of other investment companies in excess of the limits stipulated by the Investment Company Act of 1940 as amended, and the rules and regulations thereunder.

Short Sales. VCA-11 will not make short sales of securities or maintain a short position.

Restricted Securities. No more than 10% of the value of the net assets held in VCA-11 will be invested in illiquid securities (including repurchase agreements and non-negotiable time deposits maturing in more than seven days). Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation.

INVESTMENT RESTRICTIONS IMPOSED BY STATE LAW

In addition to the investment objectives, policies and restrictions that they have adopted, VCA-10 and VCA-11 must limit their investments to those authorized for variable contract accounts of life insurance companies by the laws of the State of New Jersey. In the event of future amendments of the applicable New Jersey statutes, each Account will comply, without the approval of Participants or others having voting rights in respect of the Account, with the statutory requirements as so modified. The pertinent provisions of New Jersey law as they currently read are, in summary form, as follows:

1. An account may not purchase any evidence of indebtedness issued, assumed or guaranteed by any institution created or existing under the laws of the U.S., any U.S. state or territory, District of Columbia, Puerto Rico, Canada or any Canadian province, if such evidence of indebtedness is in default as to interest. "Institution" includes any corporation, joint stock association, business trust, business joint venture, business partnership, savings and loan association, credit union or other mutual savings institution.

2. The stock of a corporation may not be purchased unless (i) the corporation has paid a cash dividend on the class of stock during each of the past five years preceding the time of purchase, or (ii) during the five-year period the corporation had aggregate earnings available for dividends on such class of stock sufficient to pay average dividends of 4% per annum computed upon the par value of such stock, or upon stated value if the stock has no par value. This limitation does not apply to any class of stock which is preferred as to dividends over a class of stock whose purchase is not prohibited.

3. Any common stock purchased must be (i) listed or admitted to trading on a securities exchange in the United States or Canada; or (ii) included in the National Association of Securities Dealers' national price listings of "over-the-counter" securities; or (iii) determined by the Commissioner of Insurance of New Jersey to be publicly held and traded and as to which market quotations are available.

4. Any security of a corporation may not be purchased if after the purchase more than 10% of the market value of the assets of an Account would be invested in the securities of such corporation.

The currently applicable requirements of New Jersey law impose substantial limitations on the ability of VCA-10 to invest in the stock of companies whose securities are not publicly traded or who have not recorded a five-year history of dividend payments or earnings sufficient to support such payments. This means that the Account will not generally invest in the stock of newly organized corporations. Nonetheless, an investment not otherwise eligible under paragraph 1 or 2 above may be made if, after giving effect to the investment, the total cost of all such non-eligible investments does not exceed 5% of the aggregate market value of the assets of the Account.

Investment limitations may also arise under the insurance laws and regulations of other states where the Contracts are sold. Although compliance with the requirements of New Jersey law set forth above will ordinarily result in compliance with any applicable laws of other states, under some circumstances the laws of other states could impose additional restrictions on the portfolios of the Accounts.

ADDITIONAL INFORMATION ABOUT FINANCIAL FUTURES CONTRACTS

As described in the prospectus, VCA-10 may engage in certain transactions involving financial futures contracts. This additional information on those instruments should be read in conjunction with the prospectus.

VCA-10 will only enter into futures contracts that are standardized and traded on a U.S. exchange or board of trade. When a financial futures contract is entered into, each party deposits with a broker or in a segregated custodial account approximately 5% of the contract amount, called the "initial margin." Subsequent payments to and from the broker, called the "variation margin," are made on a daily basis as the underlying security, index, or rate fluctuates, making the long and short positions in the futures contracts more or less valuable, a process known as "marking to the market."

There are several risks associated with the use of futures contracts for hedging purposes. While VCA-10's hedging transactions may protect it against adverse movements in the general level of interest rates or other economic conditions, such transactions could also preclude VCA-10 from the opportunity to benefit from favorable movements in the level of interest rates or other economic conditions. There can be no guarantee that there will be correlation between price movements in the hedging vehicle and in the securities or other assets being hedged. An incorrect correlation could result in a loss on both the hedged assets and the hedging vehicle so that VCA-10's return might have been better if hedging had not been attempted. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected market trends.

There can be no assurance that a liquid market will exist at a time when VCA-10 seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Lack of a liquid market for any reason may prevent VCA-10 from liquidating an unfavorable position and VCA-10 would remain obligated to meet margin requirements and continue to incur losses until the position is closed.

ADDITIONAL INFORMATION ABOUT OPTIONS

As described in the prospectus, VCA-10 may engage in certain transactions involving options. This additional information on those instruments should be read in conjunction with the prospectus.

In addition to those described in the prospectus, options have other risks, primarily related to liquidity. A position in an exchange-traded option may be closed out only on an exchange, board of trade or other trading facility which provides a secondary market for an option of the same series. Although VCA-10 will generally purchase or write only those exchange-traded options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that VCA-10 would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of underlying securities acquired through the exercise of call options or upon the purchase of underlying securities for the exercise of put options. If VCA-10 as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

The purchase and sale of over-the-counter ("OTC") options will also be subject to certain risks. Unlike exchange-traded options, OTC options generally do not have a continuous liquid market. Consequently, VCA-10 will generally be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when VCA-10 writes an OTC option, it generally will be able to close out the OTC option prior to its expiration only by entering into a closing purchase transaction with the dealer to which VCA-10 originally wrote the OTC option. There can be no assurance that VCA-10 will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the other party, VCA-10 may be unable to liquidate an OTC option.

Options on Equity Securities. VCA-10 may purchase and write (i.e., sell) put and call options on equity securities that are traded on U.S. securities exchanges, are listed on the National Association of Securities Dealers Automated Quotation System ("NASDAQ"), or that result from privately negotiated transactions with broker-dealers ("OTC options"). A call option is a short-term contract pursuant to which the purchaser or holder, in return for a premium paid, has the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. A put option is a similar contract which gives the purchaser or holder, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security at the exercise price upon exercise by the holder of the put.

VCA-10 will write only "covered" options on stocks. A call option is covered if:
(1) VCA-10 owns the security underlying the option; or (2) VCA-10 has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities it holds; or
(3) VCA-10 holds on a share-for-share basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by VCA-10 in cash, U.S. government securities or other liquid unencumbered assets in a segregated account with its custodian. A put option is covered if: (1) VCA-10 deposits and maintains with its custodian in a segregated account cash, U.S. Government securities or other liquid unencumbered assets having a value equal to or greater than the exercise price of the option; or (2) VCA-10 holds on a share-for-share basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or less than the exercise price if the difference is maintained by VCA-10 in cash, U.S. government securities or other liquid unencumbered assets in a segregated account with its custodian.

VCA-10 may also purchase "protective puts" (i.e., put options acquired for the purpose of protecting VCA-10 security from a decline in market value). The loss to VCA-10 is limited to the premium paid for, and transaction costs in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the exercise price. However, if the market price of the security underlying the put rises, the profit VCA-10 realizes on the sale of the security will be reduced by the premium paid for the put option less any amount (net of transaction costs) for which the put may be sold.

VCA-10 may also purchase putable and callable equity securities, which are securities coupled with a put or call option provided by the issuer.

VCA-10 may purchase call options for hedging or investment purposes. VCA-10 does not intend to invest more than 5% of its net assets at any one time in the purchase of call options on stocks.

If the writer of an exchange-traded option wishes to terminate the obligation, he or she may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. Similarly, the holder of an option may liquidate his or her position by exercise of the option or by effecting a "closing sale transaction" by selling an option of the same series as the option previously purchased. There is no guarantee that closing purchase or closing sale transactions can be effected.

Options on Debt Securities. VCA-10 may purchase and write exchange-traded and OTC put and call options on debt securities. Options on debt securities are similar to options on stock, except that the option holder has the right to take or make delivery of a debt security, rather than stock.

VCA-10 will write only "covered" options. Options on debt securities are covered in the same manner as options on stocks, discussed above, except that, in the case of call options on U.S. Treasury Bills, VCA-10 might own U.S. Treasury Bills of a different series from those underlying the call option, but with a principal amount and value corresponding to the option contract amount and a maturity date no later than that of the securities deliverable under the call option.

VCA-10 may also write straddles (i.e., a combination of a call and a put written on the same security at the same strike price where the same issue of the security is considered as the cover for both the put and the call). In such cases, VCA-10 will also segregate or deposit for the benefit of VCA-10's broker cash or liquid unencumbered assets equivalent to the amount, if any, by which the put is "in the money." It is contemplated that VCA-10's use of straddles will be limited to 5% of VCA-10's net assets (meaning that the securities used for cover or segregated as described above will not exceed 5% of VCA-10's net assets at the time the straddle is written).

VCA-10 may purchase "protective puts" in an effort to protect the value of a security that it owns against a substantial decline in market value. Protective puts on debt securities operate in the same manner as protective puts on equity securities, described above. VCA-10 may wish to protect certain securities against a decline in market value at a time when put options on those particular securities are not available for purchase. VCA-10 may therefore purchase a put option on securities it does not hold. While changes in the value of the put should generally offset changes in the value of the securities being hedged, the correlation between the two values may not be as close in these transactions as in transactions in which VCA-10 purchases a put option on an underlying security it owns.

VCA-10 may also purchase call options on debt securities for hedging or investment purposes. VCA-10 does not intend to invest more than 5% of its net assets at any one time in the purchase of call options on debt securities.

VCA-10 may also purchase putable and callable debt securities, which are securities coupled with a put or call option provided by the issuer.

VCA-10 may enter into closing purchase or sale transactions in a manner similar to that discussed above in connection with options on equity securities.

Options on Stock Indices. VCA-10 may purchase and sell put and call options on stock indices traded on national securities exchanges, listed on NASDAQ or that result from privately negotiated transactions with broker-dealers. Options on stock indices are similar to options on stock except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than in the case of a call, or less than, in the case of a put, the strike price of the option. This amount of cash is equal to such difference between the closing price of the index and the strike price of the option times a specified multiple (the "multiplier"). If the option is exercised, the writer is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks.

VCA-10 will write only "covered" options on stock indices. A call option is covered if VCA-10 follows the segregation requirements set forth in this paragraph. When VCA-10 writes a call option on a broadly based stock market index, it will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option, cash, U.S. government securities or other liquid unencumbered assets, or "qualified securities" (defined below) with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. A "qualified security" is an equity security which is listed on a national securities exchange or listed on NASDAQ against which VCA-10 has not written a stock call option and which has not been hedged by VCA-10 by the sale of stock index futures. When VCA-10 writes a call option on an industry or market segment index, it will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option, cash, U.S. government securities or other liquid unencumbered assets, or at least five qualified securities, all of which are stocks of issuers in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. Such stocks will include stocks which represent at least 50% of the weighting of the industry or market segment index and will represent at least 50% of VCA-10's holdings in that industry or market segment. No individual security will represent more than 15% of the amount so segregated, pledged or escrowed in the case of broadly based stock market stock options or 25% of such amount in the case of industry or market segment index options. If at the close of business on any day the market value of such qualified securities so segregated, escrowed, or pledged falls below 100% of the current index value times the multiplier times the number of contracts, VCA-10 will so segregate, escrow, or pledge an amount in cash, U.S. government securities, or other liquid unencumbered assets equal in value to the difference. In addition, when VCA-10 writes a call on an index which is in-the-money at the time the call is written, it will segregate with its custodian or pledge to the broker as collateral, cash or U.S. government securities or other liquid unencumbered assets equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to VCA-10's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts.

A call option is also covered if VCA-10 holds a call on the same index as the call written where the strike price of the call held is equal to or less than the strike price of the call written or greater than the strike price of the call written if the difference is maintained by VCA-10 in cash, U.S. government securities or other liquid unencumbered assets in a segregated account with its custodian.

A put option is covered if: (1) VCA-10 holds in a segregated account cash, U.S. government securities or other liquid unencumbered assets of a value equal to the strike price times the multiplier times the number of contracts; or (2) VCA-10 holds a put on the same index as the put written where the strike price of the put held is equal to or greater than the strike price of the put written or less than the strike price of the put written if the difference is maintained by VCA-10 in cash, U.S. government securities or other liquid unencumbered assets in a segregated account with its custodian.

VCA-10 may purchase put and call options on stock indices for hedging or investment purposes. VCA-10 does not intend to invest more than 5% of its net assets at any one time in the purchase of puts and calls on stock indices. VCA-10 may effect closing sale and purchase transactions involving options on stock indices, as described above in connection with stock options.

The distinctive characteristics of options on stock indices create certain risks that are not present with stock options. Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in the index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, VCA-10 would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, might be unable to exercise an option it holds, which could result in substantial losses to VCA-10. Price movements in VCA-10's equity security holdings probably will not correlate precisely with movements in the level of the index and, therefore, in writing a call on a stock index VCA-10 bears the risk that the price of the securities held by VCA-10 may not increase as much as the index. In such event, VCA-10 would bear a loss on the call which is not completely offset by movement in the price of VCA-10's equity securities. It is also possible that the index may rise when VCA-10's securities do not rise in value. If this occurred, VCA-10 would experience a loss on the call which is not offset by an increase in the value of its securities holdings and might also experience a loss in its securities holdings. In addition, when VCA-10 has written a call, there is also a risk that the market may decline between the time VCA-10 has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time VCA-10 is able to sell stocks in its portfolio. As with stock options, VCA-10 will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on stock where VCA-10 would be able to deliver the underlying securities in settlement, VCA-10 may have to sell part of its stock portfolio in order to make settlement in cash, and the price of such stocks might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with options in stock indices than with stock options.

There are also certain special risks involved in purchasing put and call options on stock indices. If VCA-10 holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercise option to fall out of-the-money, VCA-10 will be required to pay the difference between the closing index value and the strike price of the option (times the applicable multiplier) to the assigned writer. Although VCA-10 may be able to minimize the risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

Options on Foreign Currencies. VCA-10 may purchase and write put and call options on foreign currencies traded on U.S. or foreign securities exchanges or boards of trade. Options on foreign currencies are similar to options on stock, except that the option holder has the right to take or make delivery of a specified amount of foreign currency, rather than stock. VCA-10's successful use of options on foreign currencies depends upon the investment manager's ability to predict the direction of the currency exchange markets and political conditions, which requires different skills and techniques than predicting changes in the securities markets generally. In addition, the correlation between movements in the price of options and the price of currencies being hedged is imperfect.

Options on Futures Contracts. VCA-10 may enter into certain transactions involving options on futures contracts. VCA-10 will utilize these types of options for the same purpose that it uses the underlying futures contract. An option on a futures contract gives the purchaser or holder the right, but not the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accomplished by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. As an alternative to exercise, the holder or writer of an option may terminate a position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. VCA-10 intends to utilize options on futures contracts for the same purposes that it uses the underlying futures contracts.

Options on futures contracts are subject to risks similar to those described above with respect to options on securities, options on stock indices, and futures contracts. These risks include the risk that the investment manager may not correctly predict changes in the market, the risk of imperfect correlation between the option and the securities being hedged, and the risk that there might not be a liquid secondary market for the option. There is also the risk of imperfect correlation between the option and the underlying futures contract. If there were no liquid secondary market for a particular option on a futures contract, VCA-10 might have to exercise an option it held in order to realize any profit and might continue to be obligated under an option it had written until the option expired or was exercised. If VCA-10 were unable to close out an option it had written on a futures contract, it would continue to be required to maintain initial margin and make variation margin payments with respect to the option position until the option expired or was exercised against VCA-10.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

A forward foreign currency exchange contract is a contract obligating one party to purchase and the other party to sell one currency for another currency at a future date and price. When investing in foreign securities, VCA-10 may enter into such contracts in anticipation of or to protect itself against fluctuations in currency exchange rates.

VCA-10 generally will not enter into a forward contract with a term of greater than 1 year. At the maturity of a forward contract, VCA-10 may either sell the security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

VCA-10's successful use of forward contracts depends upon the investment manager's ability to predict the direction of currency exchange markets and political conditions, which requires different skills and techniques than predicting changes in the securities markets generally.

INTEREST RATE SWAP TRANSACTIONS

VCA-10 may enter into interest rate swap transactions. Interest rate swaps, in their most basic form, involve the exchange by one party with another party of their respective commitments to pay or receive interest. For example, VCA-10 might exchange its right to receive certain floating rate payments in exchange for another party's right to receive fixed rate payments. Interest rate swaps can take a variety of other forms, such as agreements to pay the net differences between two different indices or rates, even if the parties do not own the underlying instruments. Despite their differences in form, the function of interest rate swaps is generally the same--to increase or decrease exposure to long- or short-term interest rates. For example, VCA-10 may enter into a swap transaction to preserve a return or spread on a particular investment or a portion of its portfolio or to protect against any increase in the price of securities the Account anticipates purchasing at a later date. VCA-10 will maintain appropriate liquid assets in a segregated custodial account to cover its obligations under swap agreements.

The use of swap agreements is subject to certain risks. As with options and futures, if the investment manager's prediction of interest rate movements is incorrect, VCA-10's total return will be less than if the Account had not used swaps. In addition, if the counterparty's creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that VCA-10 could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

LOANS OF PORTFOLIO SECURITIES

VCA-10 and VCA-11 may from time to time lend their portfolio securities to broker-dealers, qualified banks and certain institutional investors, provided that such loans are made pursuant to written agreements and are continuously secured by collateral in the form of cash, U.S. Government securities or irrevocable standby letters of credit in an amount equal to at least the market value at all times of the loaned securities. During the time portfolio securities are on loan, VCA-10 and VCA-11 will continue to receive the interest and dividends, or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. The right to terminate the loan will be given to either party subject to appropriate notice. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. VCA-10 and VCA-II will not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. The primary risk in lending securities is that the borrower may become insolvent on a day on which the loaned security is rapidly advancing in price. In such event, if the borrower fails to return the loaned securities, the existing collateral might be insufficient to purchase back the full amount of stock loaned, and the borrower would be unable to furnish additional collateral. The borrower would be liable for any shortage, but VCA-10 and VCA-11 would be unsecured creditors with respect to such shortage and might not be able to recover all or any of it. However, this risk may be minimized by a careful selection of borrowers and securities to be lent.

VCA-10 and VCA-11 will not lend their portfolio securities to borrowers affiliated with Prudential, including Prudential Securities Incorporated. This will not affect the Accounts' ability to maximize their securities lending opportunities.

PORTFOLIO TURNOVER RATE

VCA-10 has no fixed policy with respect to portfolio turnover, which is an index determined by dividing the lesser of the purchases and sales of portfolio securities during the year by the monthly average of the aggregate value of the portfolio securities owned during the year. VCA-10 seeks long term capital growth rather than short term trading profits. However, during any period when changing economic or market conditions are anticipated, successful management requires an aggressive response to such changes which may result in portfolio shifts that may significantly increase the rate of portfolio turnover. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which are borne directly by VCA-10. It is not anticipated that under normal circumstances the annual portfolio turnover rate would exceed 100%. During 1998 and 1997 the total portfolio turnover rate for VCA-10 was % and 47%, respectively.

PORTFOLIO BROKERAGE AND RELATED PRACTICES

Prudential is responsible for decisions to buy and sell securities for VCA-10 and VCA-11, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Transactions on a stock exchange in equity securities for VCA-10 will be executed primarily through brokers who will receive a commission paid by the Account. Fixed income securities, as well as securities traded in the over-the-counter market, on the other hand, will not normally incur any brokerage commissions. These securities are generally traded on a "net" basis with dealers acting as principals for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain of these securities may be purchased directly from an issuer, in which case neither commissions nor discounts are paid.

In placing orders for portfolio transactions of the Accounts, primary consideration is given to obtaining the most favorable price and best execution. An attempt is made to effect each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. However, a higher spread or commission than is otherwise necessary for a particular transaction may be paid if to do so appears to further the goal of obtaining the best execution available.

In connection with any securities transaction that involves a commission payment, the commission is negotiated with the broker on the basis of the quality and quantity of execution services that the broker provides, in light of generally prevailing commission rates. Periodically, Prudential and PIC review the allocation among brokers of orders for equity securities and the commissions that were paid.

When selecting a broker or dealer in connection with a transaction for either Account, consideration is given to whether the broker or dealer has furnished Prudential or PIC with certain services that brokerage houses customarily supply to institutional investors, provided this does not jeopardize the objective of obtaining the best price and execution.

These services include statistical and economic data and research reports on particular companies and industries. Prudential and PIC use these services in connection with all of their investment activities, and some of the data or services obtained in connection with the execution of transactions for an Account may be used in managing other investment accounts. Conversely, brokers and dealers furnishing such services may be selected for the execution of transactions of such other accounts, while the data and services may be used in providing investment management for one or both of the Accounts. Although Prudential's present policy is not to permit higher spreads or commissions to be paid on transactions for the Accounts in order to secure research and statistical services from brokers or dealers, Prudential might in the future authorize the payment of higher commissions (but not of higher spreads), with the prior concurrence of an Account's Committee, if it is determined that the higher commissions are necessary in order to secure desired research and are reasonable in relation to all the services that the broker provides.

When investment opportunities arise that may be appropriate for more than one entity for which Prudential serves as investment manager or adviser, one entity will not be favored over another and allocations of investments among them will be made in an impartial manner believed to be equitable to each entity involved. The allocations will be based on each entity's investment objectives and its current cash and investment positions. Because the various entities for which Prudential acts as investment manager or adviser have different investment objectives and positions, from time to time a particular security may be purchased for one or more such entities while at the same time such securities may be sold for another.

An affiliated broker may be employed to execute brokerage transactions on behalf of the Accounts as long as the commissions are reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. During 1998, 1997 and 1996, the total dollar amount of commissions paid by VCA-10 to an affiliated broker, Prudential Securities Incorporated, was $__________, $27,462 and $12,687, respectively, which represented _._%, 3.3% and
2.3%, respectively, of the aggregate brokerage commissions paid by VCA-10. For 1998, 1997 and 1996 Prudential Securities effected _._%, 3.1% and 2.1%, respectively, of the transactions involving the payment of commissions on an aggregate dollar basis. The Accounts may not engage in any transactions in which Prudential or its affiliates, including Prudential Securities Incorporated, acts as principal, including over-the-counter purchases and negotiated trades in which such a party acts as a principal.

Prudential or PIC may enter into business transactions with brokers or dealers for purposes other than the execution of portfolio securities transactions for accounts Prudential manages. These other transactions will not affect the selection of brokers or dealers in connection with portfolio transactions for the Accounts.

During 1998, 1997, and 1996, $__________, $828,324, and $548,304, respectively, was paid to various brokers in connection with securities transactions for VCA-10. Of this amount, approximately _._%, 62.1% and 78.6%, respectively, was allocated to brokers who provided research and statistical services to Prudential.

CUSTODY OF SECURITIES

Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, is custodian of the assets of VCA-10 and VCA-11 and maintains certain books and records in connection therewith.

                             PERFORMANCE INFORMATION

The tables below provide performance information for each variable investment option through December 31, 1998. The performance information is based on historical experience and does not indicate or represent future performance.

ANNUAL AVERAGE TOTAL RETURN

Table 1 below shows the average annual rates of total return on hypothetical investments of $1,000 for periods ended December 31, 1998 in VCA-10, VCA-11 and the following subaccounts of VCA-24: Diversified Bond, Government Income, Conservative Balanced, Flexible Managed, Stock Index, Equity and Global. These figures assume withdrawal of the investments at the end of the period other than to effect an annuity under the Contract. VCA-24 has been in existence since May 1, 1987. However, the applicable underlying Portfolios of the Fund existed as funding vehicles for other Prudential products prior to that date. For performance information purposes, the returns calculated below for periods prior to inclusion in the MEDLEY Program reflect a hypothetical return as if those portfolios were part of the MEDLEY Program at that time, using charges applicable to the MEDLEY Program.

                                     TABLE 1

                 AVERAGE ANNUAL TOTAL RETURN ASSUMING WITHDRAWAL

                                                                                                     FROM DATE PORTFOLIO
                                                                                                     ESTABLISHED THROUGH
                                                                                                         12/31/98 IF
                                                                 ONE YEAR   FIVE YEARS   TEN YEARS        PORTFOLIO
                                                  DATE             ENDED       ENDED       ENDED      NOT IN EXISTENCE
                                               ESTABLISHED       12/31/98    12/31/98    12/31/98        FOR TEN YEARS
                                               -----------       --------    --------    --------   --------------------
                   VCA-10..................      8/25/82
                   VCA-11..................      8/25/82
                   VCA-24:
                        Diversified
                        Bond                     5/13/83
                        Government
                        Income.............       5/1/89
                        Conservative
                        Balanced...........      5/13/83
                        Flexible
                        Managed............      5/13/83
                        Stock Index........
                                                10/19/87
                        Equity.............      5/13/83
                        Global.............      9/19/88

The average annual rates of total return shown above are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1+T)n = ERV. In the formula, P is a hypothetical investment or contribution of $1,000; T is the average annual total return; n is the number of years; and ERV is the withdrawal value at the end of the periods shown. The annual account charge is prorated among the investment options available under MEDLEY, including the Companion Contract, in the same proportions as the aggregate annual contract fees are deducted from each option. These figures assume deduction of the maximum deferred sales charge that may be applicable to a particular period.

NON-STANDARD TOTAL RETURN

Table 2 below shows the average annual rates of return as in Table 1, but assumes that the contributions or investments are not withdrawn at the end of the period or that the Participant annuitizes at the end of the period.

                                     TABLE 2

               AVERAGE ANNUAL TOTAL RETURN ASSUMING NO WITHDRAWAL

                                                                                                     FROM DATE PORTFOLIO
                                                                                                     ESTABLISHED THROUGH
                                                                                                          12/31/98 IF
                                                               ONE YEAR    FIVE YEARS   TEN YEARS         PORTFOLIO
                                                  DATE           ENDED        ENDED       ENDED        NOT IN EXISTENCE
                                               ESTABLISHED     12/31/98     12/31/98     12/31/98        FOR TEN YEARS
                                               -----------     --------     --------     --------    -------------------
                   VCA-10..................     8/25/82
                   VCA-11..................     8/25/82
                   VCA-24:
                        Diversified
                        Bond...............     5/13/83
                        Government
                        Income.............      5/1/89
                        Conservative
                        Balanced...........     5/13/83
                        Flexible
                        Managed............     5/13/83
                        Stock Index........    10/19/87
                        Equity.............     5/13/83
                        Global.............     9/19/88

Table 3 shows the cumulative total return for the above investment options, assuming no withdrawal.

                                     TABLE 3

                 CUMULATIVE TOTAL RETURN ASSUMING NO WITHDRAWAL

                                                                                                     FROM DATE PORTFOLIO
                                                                                                     ESTABLISHED THROUGH
                                                                                                         12/31/98 IF
                                                               ONE YEAR   FIVE YEARS    TEN YEARS         PORTFOLIO
                                                  DATE           ENDED       ENDED        ENDED       NOT IN EXISTENCE
                                               ESTABLISHED     12/31/98    12/31/98     12/31/98        FOR TEN YEARS
                                               -----------     --------   ---------     --------     -------------------
                   VCA-10..................      8/25/82
                   VCA-11..................      8/25/82
                   VCA-24:
                        Diversified
                        Bond...............      5/13/83
                        Government
                        Income.............       5/1/89
                        Conservative
                        Balanced...........      5/13/83
                        Flexible
                        Managed............      5/13/83
                        Stock Index........     10/19/87
                        Equity.............      5/13/83
                        Global.............      9/19/88

VCA-11 YIELD

The yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one accumulation unit of VCA-11 at the beginning of the period, subtracting a prorated portion of the annual account charge as explained above, and dividing the difference by the value of the account at the beginning of the base period, and then multiplying the base period by (365/7), with the resulting figure carried to the nearest hundred of 1%.

The yield reflects the deduction of the 1% charge for administrative expenses and investment management, but does not reflect the deferred sales charge.

The effective yield is obtained by taking the base period return, adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to following formula:

              Effective Yield = [(base period return + 1)365/7]-1.

The yields on amount held in VCA-11 will fluctuate on a daily basis. Therefore, the stated yields for any given period are not an indication of future yields.

                        THE VCA-10 AND VCA-11 COMMITTEES

VCA-10 is managed by The Prudential Variable Contract Account-10 Committee ("VCA-10 Committee"). VCA-11 is managed by The Prudential Variable Contract Account-11 Committee ("VCA-11 Committee"). The members of each Committee are elected by the persons having voting rights in respect of each Account. The affairs of each Account are conducted in accordance with the Rules and Regulations of the Account. The members of each Account's Committee, the Account's Secretary and the principal occupation of each during the past five years are shown below.

VCA-10 AND VCA-11 COMMITTEES

MENDEL A. MELZER, CFA*, 38, Chairman of the Board--Chief Investment Officer of Prudential Investments since 1998; 1996 to 1998: Chief Investment Officer of Prudential Mutual Funds; 1995-1996: Chief Financial Officer of the Money Management Group of Prudential; Prior to 1995: Senior Vice President and Chief Financial Officer of Prudential Preferred Financial Services. Address: 100 Mulberry Street, Gateway Center Two, Newark, New Jersey 07102.

SAUL K. FENSTER, 66, Director--President of New Jersey Institute of Technology.
Address: 323 Martin Luther King Boulevard, Newark, New Jersey 07102.

W. SCOTT MCDONALD, JR., 62, Director--Vice President, Kaludis Consulting Group since 1997; 1995 to 1996: Principal, Scott McDonald & Associates; Prior to 1995:
Executive Vice President of Fairleigh Dickinson University. Address: 9 Zamrok Way, Morristown, New Jersey 07960.

JOSEPH WEBER, 75, Director--Vice President, Interclass (international corporate learning). Address: 37 Beachmont Terrace, North Caldwell, New Jersey 07006.

* These Members of the VCA-10 and VCA-11 Committees are interested persons of Prudential, its affiliates or the Accounts, as defined in the Investment Company Act of 1940 (the "1940 Act"). Certain actions of each Committee, including the annual continuance of the Agreement for Investment Management Services between each Account and Prudential, must be approved by a majority of the Members of the Committee who are not interested persons of Prudential, its affiliates or the Account. Mr. Melzer, Member of the Committee, is an interested person of Prudential, as that term is defined in the 1940 Act, because he is an officer of Prudential, the investment manager of both Accounts. Messrs. Fenster, McDonald, and Weber are not interested persons of Prudential, its affiliates, or either Account. However, Mr. Fenster is President of the New Jersey Institute of Technology. Prudential has issued a group annuity contract to the Institute and provides group life and group health insurance to its employees.

OFFICERS WHO ARE NOT DIRECTORS

CAREN A. CUNNINGHAM, Secretary--Assistant General Counsel of Prudential Investments Fund Management, LLC ("PIFM") since 1997; Prior to 1997: Vice President and Associate General Counsel of Smith Barney Mutual Fund Management Inc. Address: 100 Mulberry Street, Gateway Center Three, Newark, New Jersey 07102.

GRACE C. TORRES, Treasurer and Principal Financial and Accounting Officer--First Vice President of PIFM since 1996; Prior to 1996: First Vice President of Prudential Securities Inc. Address: 100 Mulberry Street, Gateway Center Three, Newark, New Jersey 07102.

STEPHEN M. UNGERMAN, Assistant Treasurer--Vice President and Tax Director of Prudential Investments since 1996; Prior to 1996: First Vice President of Prudential Mutual Fund Management, Inc. Address: 100 Mulberry Street, Gateway Center Three, Newark, New Jersey 07102.

REMUNERATION OF MEMBERS OF THE COMMITTEES AND CERTAIN AFFILIATED PERSONS

No member of the Committee of either VCA-10 or VCA-11 nor any other person (other than Prudential) receives remuneration from an Account. Prudential pays certain of the expenses relating to the operation of VCA-10 and VCA-11, including all compensation paid to members of each Committee, its Chairman, its Secretary and Treasurer. No member of either Account's Committee, its Chairman, its Secretary or Treasurer who is also an officer, Director or employee of Prudential or an affiliate of Prudential is entitled to any fee for his services as a member or officer of the Committee.

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                                    DIRECTORS

FRANKLIN E. AGNEW--Director since 1994 (current term expires April, 2000). Member, Committee on Finance & Dividends; Member Corporate Governance Committee. Business consultant since 1986. Senior Vice President, H.J. Heinz from 1971 to 1986. Mr. Agnew is also a director of Bausch & Lomb, Inc. and Erie Plastics Corporation. Age 64. Address: 600 Grant Street, Suite 660, Pittsburgh, PA 15219.

FREDERICK K. BECKER--Director since 1994 (current term expires April, 1999). Member, Auditing Committee; Member, Corporate Governance Committee. President, Wilentz Goldman and Spitzer, P.A. (law firm) since 1989, with firm since 1960. Age 63. Address: 90 Woodbridge Center Drive, Woodbridge, NJ 07095.

GILBERT F. CASELLAS--Director since 1998 (current term expires April, 1999). President, The Swarthmore Group, Inc. since 1999. Partner, McConnell Valdes, LLP in 1998. Chairman, U.S. Equal Employment Opportunity Commission from 1994 to 1998. General Counsel, Department of Air Force from 1993 to 1994. Age 46.
Address: 1646 West Chester Pike, Suite 3, West Chester, PA 19382.

JAMES G. CULLEN--Director since 1994 (current term expires April, 2001). Member, Compensation Committee; Member, Committee on Business Ethics. President & Chief Operating Officer, Bell Atlantic Corporation, since 1998. President & Chief Executive Officer, Telecom Group, Bell Atlantic Corporation, from 1997 to 1998. Vice Chairman, Bell Atlantic Corporation from 1995 to 1997. President, Bell Atlantic Corporation from 1993 to 1995. Mr. Cullen is also a director of Bell Atlantic Corporation and Johnson & Johnson. Age 56. Address: 1310 North Court House Road, 11th Floor, Alexandria, VA 22201.

CAROLYNE K. DAVIS--Director since 1989 (current term expires April, 2001). Member, Committee on Business Ethics; Member, Compensation Committee. Independent Health Care Advisor since 1997. National and International Health Care Advisor, Ernst & Young, LLP from 1985 to 1997. Dr. Davis is also a director of Beckman Coulter Instruments, Inc., Merck & Co., Inc., Minimed Incorporated, and Beverley Enterprises. Age 67. Address: 751 Broad Street, 23rd Floor, Newark, NJ 07102.

ROGER A. ENRICO--Director since 1994 (current term expires April, 2002). Member, Committees on Nominations & Corporate Governance; Member, Compensation Committee. Chairman and Chief Executive Officer, PepsiCo, Inc. since 1996. Mr. Enrico originally joined PepsiCo, Inc. in 1971. Mr. Enrico is also a director of A.H. Belo Corporation and Dayton Hudson Corporation. Age 54. Address: 700 Anderson Hill Road, Purchase, NY 10577.

ALLAN D. GILMOUR--Director since 1995 (current term expires April, 1999). Member, Investment Committee; Member, Committee on Finance & Dividends. Retired since 1995. Vice Chairman, Ford Motor Company, from 1993 to 1995. Mr. Gilmour originally joined Ford in 1960. Mr. Gilmour is also a director of Whirlpool Corporation, MeidiaOne Group, Inc., AP Automotive Systems, Inc., The Dow Chemical Company and DTE Energy Company. Age 64. Address: 751 Broad Street, 23rd Floor, Newark, NJ 07102.

WILLIAM H. GRAY, III--Director since 1991 (current term expires April, 2000). Member, Executive Committee; Member, Committee on Business Ethics; Chairman, Committees on Nominations & Corporate Governance. President and Chief Executive Officer, The College Fund/UNCF since 1991. Mr. Gray served in Congress from 1979 to 1991. Mr. Gray is also a director of Chase Manhattan Corporation, Municipal Bond Investors Assurance Corporation, Rockwell International Corporation, Union-Pacific Corporation, Warner-Lambert Company, CBS Corporation, and Electronic Data Systems. Age 57. Address: 8260 Willow Oaks Corp. Drive, Fairfax, VA 22031-4511.

JON F. HANSON--Director since 1991 (current term expires April, 2003). Member, Investment Committee; Member, Committee on Business Ethics. Chairman, Hampshire Management Company since

1976. Mr. Hanson is also a director of James E. Hanson Management Company, Neumann Distributors, Inc., Fleet Trust and Investment Services Company, N.A., United Water Resources, Orange & Rockland Utilities, Inc., and Consolidated Delivery and Logistics. Age 62. Address: 235 Moore Street, Suite 200, Hackensack, NJ 07601.

GLEN H. HINER, JR.--Director since 1997 (current term expires April, 2001). Member, Compensation Committee. Chairman and Chief Executive Officer, Owens Corning since 1991. Senior Vice President and Group Executive, Plastics Group, General Electric Company from 1983 to 1991. Mr. Hiner is also a director of Dana Corporation and Owens Corning. Age 64. Address: One Owens Corning Parkway, Toledo, OH 43659.

CONSTANCE J. HORNER--Director since 1994 (current term expires April, 2002). Member, Auditing Committee; Member, Committees on Nominations & Corporate Governance. Guest Scholar, The Brookings Institution since 1993. Ms. Horner is also a director of Foster Wheeler Corporation, Ingersoll-Rand Company, and Pfizer, Inc. Age 56. Address: 1775 Massachusetts Ave., N.W. Washington, D.C. 20036-2188.

GAYNOR N. KELLEY--Director since 1997 (current term expires April, 2001). Member, Auditing Committee. Retired since 1996. Chairman and Chief Executive Officer, The Perkin Elmer Corporation from 1990 to 1996. Mr. Kelley is also a director of Hercules Incorporated, and Alliant Techsystems. Age 67. Address: 751 Broad Street, 23rd Floor, Newark, NJ 07102-3777.

BURTON G. MALKIEL--Director since 1978 (current term expires April, 2002). Chairman, Investment Committee; Member, Executive Committee; Member, Committee on Finance & Dividends. Professor of Economics, Princeton University, since 1988. Dr. Malkiel is also a director of Banco Bilbao Vizcaya, Baker Fentress & Company, The Jeffrey Company, The Southern New England Telecommunications Company, and Vanguard Group, Inc. Age 66. Address: Princeton University, 110 Fisher Hall, Prospect Avenue, Princeton, NJ 08544-1021.

ARTHUR F. RYAN--Chairman of the Board, President and Chief Executive Officer of Prudential since 1994. President and Chief Operating Officer, Chase Manhattan Bank from 1990 to 1994, with Chase since 1972. Age 56. Address: 751 Broad Street, Newark, NJ 07102.

IDA F.S. SCHMERTZ--Director since 1997 (current term expires April, 2004). Member, Audit Committee. Principal, Investment Strategies International since 1994. Age 64. Address: 751 Broad Street, 23rd Floor, Newark, NJ 07102.

CHARLES R. SITTER--Director since 1995 (current term expires April, 1999). Member, Committee on Finance & Dividend; Member, Investment Committee. Retired since 1996. President, Exxon Corporation from 1993 to 1996. Mr. Sitter began his career with Exxon in 1957. Age 68. Address: 5959 Las Colinas Boulevard, Irving, TX 75039-2298.

DONALD L. STAHELI--Director since 1995 (current term expires April, 1999). Member, Compensation Committee; Member, Auditing Committee. Retired since 1996. Chairman and Chief Executive Officer, Continental Grain Company from 1994 to 1997. President and Chief Executive Officer, Continental Grain Company from 1988 to 1994. Mr. Staheli is also director of Bankers Trust Company, Conti-Financial Corporation and Continental Grain Company. Age 67 Address: 39 Locust Street, Suite 204, New Canaan, CT 06840.

RICHARD M. THOMSON--Director since 1976 (current term expires April, 2000). Chairman, Executive Committee; Chairman, Compensation Committee. Retired since 1998. Chairman of the Board, The Toronto-Dominion Bank from 1997 to 1998. Chairman and Chief Executive Officer from 1978 to 1997. Mr. Thomson is also a director of CGC, Inc., INCO, Limited, S.C. Johnson & Son, Inc., The Thomson Corporation, Canadian Occidental Petroleum, Ltd., The Toronto-Dominion Bank and Ontario Hydro. Age 64. Address: P.O. Box 1, Toronto-Dominion Centre, Toronto, Ontario, M5K 1A2, Canada.

JAMES A. UNRUH--Director since 1996 (current term expires April, 2000). Member, Committees on Nominations & Corporate Governance; Member, Investment Committee. Retired since 1997. Chairman and Chief Executive Officer, Unisys Corporation, from 1990 to 1997. Mr. Unruh is also a director of Ameritech Corporation and Moss Micro. Age 57. Address: 751 Broad Street, Newark, NJ 07102-3777

P. ROY VAGELOS, M.D.--Director since 1989 (current term expires April, 2001). Chairman, Auditing Committee; Member, Executive Committee; Member, Committees on Nominations & Corporate Governance. Chairman, Regeneron Pharmaceuticals since 1995. Chairman, Advanced Medicines, Inc. since 1997. Chairman, Chief Executive Officer and President, Merck & Co., Inc. from 1986 to 1995, Dr. Vagelos originally joined Merck in 1975 Dr. Vagelos is also a director of The Estee Lauder Companies, Inc. and PepsiCo., Inc. Age 69. Address: One Crossroads Drive, Building A, 3rd Floor, Bedminster, NJ 07921.

STANLEY C. VAN NESS--Director since 1990 (current term expires April, 2002). Chairman, Committee on Business Ethics; Member, Executive Committee; Member, Auditing Committee. Partner, Herbert, Van Ness, Cayci & Goodell (law firm) since 1998. Counselor at Law, Picco Herbert Kennedy (law firm) from 1990 to 1998. Mr. Van Ness is also a director of Jersey Central Power & Light Company. Age 64.
Address: 22 Chambers Street, Princeton, NJ 08542.

PAUL A. VOLCKER--Director since 1988 (current term expires April, 2000). Chairman, Committee on Finance & Dividends; Member, Executive Committee; Member, Committee on Nominations & Corporate Governance. Consultant since 1997. Chairman, Wolfensohn & Co., Inc. 1988 to 1996 Chairman, James D. Wolfensohn, Inc. 1988 to 1996. Chief Executive Officer, James D. Wolfensohn, Inc. from 1995 to 1996. Mr. Volcker is also a director Nestle, S.A., and Bankers Trust New York Corporation as well as a Director of the Board of Overseers of TIAA-CREF. Age 71, Address: 610 Fifth Avenue, Suite 420, New York, NY 10020.

JOSEPH H. WILLIAMS--Director since 1994 (current term expires April, 2002). Member, Committee on Finance & Dividends; Member, Investment Committee. Director, The Williams Companies since 1979. Chairman & Chief Executive Officer, The Williams Companies from 1979 to 1993. Mr. Williams is also a director of The Orvis Company, MTC Investors, LLC., and AEA Investors, Inc. Age 65. Address: One Williams Center, Tulsa, OK 74102.

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                               PRINCIPAL OFFICERS

ARTHUR F. RYAN--Chairman of the Board, President and Chief Executive Officer since 1994; prior to 1994, President and Chief Operating Officer, Chase Manhattan Corporation, New York, NY. Age 56.

E. MICHAEL CAULFIELD--Executive Vice President, Financial Management since 1998; Chief Executive Officer, Prudential Investments from 1995 to 1998; Chief Executive Officer, Money Management Group in 1995; prior to 1995, President, Prudential Preferred Financial Services. Age 52.

MICHELE S. DARLING--Executive Vice President Human Resources since 1997; prior to 1997, Executive Vice President, Canadian Imperial Bank of Commerce, Toronto, Canada. Age 45.

ROBERT C. GOLDEN--Executive Vice President Operations and Systems since 1997; prior to 1997, Executive Vice President, Prudential Securities, New York, NY. Age 53.

MARK B. GRIER--Executive
Vice President, Corporate Governance since 1998; Executive Vice President, Financial Management from 1997 to 1998; Chief Financial Officer from 1995 to 1997; prior to 1995, Executive Vice President, Chase Manhattan Corporation, New York, NY. Age 46.

JEAN D. HAMILTON--Executive Vice President, Prudential Institutional since 1998; President, Diversified Group since 1995 to 1998; prior to 1995, President, Prudential Capital Group. Age 52.

RODGER A. LAWSON--Executive Vice President, International Investments & Global Marketing Communications since 1998; Executive Vice President, Marketing and Planning from 1996 to 1998; President and CEO, Van Eck Global, New York, NY, from 1994 to 1996; prior to 1994, President and CEO, Global Private Banking, Bankers Trust Company, New York, NY. Age 52.

KIYOFUMI SAKAGUCHI--Executive Vice President, International Insurance since 1998; President, International Insurance Group from 1995 to 1998; prior to 1995, Chairman and CEO, The Prudential Life Insurance Co., Ltd., Japan. Age 56.

JOHN V. SCICUTELLA--Executive Vice President, Individual Financial Services since 1998; Chief Executive Officer, Individual Insurance Group from 1997 to 1998; Executive Vice President Operations and Systems from 1995 to 1997; prior to 1995, Executive Vice President, Chase Manhattan Corporation. Age 49.

JOHN R. STRANGFELD--Executive Vice President, Global Asset Management since 1998; Chief Executive Officer, Private Asset Management Group (PAMG) from 1996 to 1998; President, PAMG, from 1994 to 1996; prior to 1994, Senior Managing Director. Age 45.

JAMES J. AVERY, JR.--Senior Vice President & Chief Actuary, Individual Insurance Group since 1997; President Prudential Select from 1996 to 1997; prior to 1995, Executive Vice President and Chief Operating Officer, Prudential Select. Age 47.

MARTIN A. BERKOWITZ--Senior Vice President, Financial Management since 1998; Senior Vice President and Comptroller from 1995 to 1998; prior to 1995, Senior Vice President and CFO, Prudential Investment Corporation. Age 50.

WILLIAM M. BETHKE--Senior Vice President and Chief Investment Officer since 1997; prior to 1997, President, Capital Management Group. Age 51.

ANNE E. BOSSI--Senior Vice President, Institutional since 1998; President, Group Life & Disability 1997 to 1998; President, Group Life Insurance 1995 to 1997; prior to 1995, President, Northeastern Group Operations. Age 47

RICHARD J. CARBONE--Senior Vice President and Chief Financial Officer since 1997. Controller, Salomon Brothers, New York, NY, from 1995 to 1997; prior to 1995, Controller, Bankers Trust, New York, NY. Age 51.

THOMAS W. CRAWFORD--Senior Vice President, Individual Financial Services, since 1998; President and Chief Executive Officer, Prudential Property & Casualty Company from 1996 to 1998; Vice President, Prudential Property & Casualty Company in 1996; prior to 1996, President & CEO, Southern Heritage Insurance Company. Age 55.

MARK R. FETTING--Senior Vice President, Retirement Services, Institutional since 1996; President, Prudential Retirement Services from 1992 to 1996; prior to 1992, Partner, Greenwich Associates. Age 44.

WILLIAM D. FRIEL--Senior Vice President and Chief Information Officer since 1996; prior to 1996, Chief Executive Officer, Prudential Service Company. Age 60.

MICHAEL J. HINES--Senior Vice President, Marketing and Communications since 1999; 1996 to 1998 Vice President, Marketing and Communications. Age 47

RONALD P. JOELSON--Senior Vice President, Guaranteed Products, Global Asset Management since 1997; Senior Vice President, Guaranteed Products, Guaranteed Investments from 1996 to 1997; Vice President, Guaranteed Investments, Guaranteed Products from 1996 to 1996; prior to 1996, Managing Director, Retirement Services. Age 40.

IRA J. KLEINMAN--Senior Vice President, International Insurance Group, since 1997; prior to 1997, Chief Marketing & Product Development Officer. Age 51.

KATHLEEN KRALL--Senior Vice President, Individual Financial Services since 1999; Vice President, Individual Financial Services from 1996 to 1999; Vice President, Operations and Systems from 1995 to 1996; prior to 1995 Vice President, Chase Manhattan Bank. Age 41.

JOYCE R. LEIBOWITZ--Senior Vice President, Management Internal Controls since 1999; Vice President, Management Internal Controls from 1995 to 1999; prior to 1995 Integrated Control Officer. Age 51. JOHN M. LIFTIN--Senior Vice President and General Counsel since 1998; Self-employed from 1997 to 1998; prior to 1997 Senior Vice President and General Counsel, Kidder & Peabody Group, Inc. Age 55.

NEIL A. MCGUINNESS--Senior Vice President, Marketing, Prudential Investments, since 1996; Director, Putnam Investments, in 1996; prior to 1996, President, Fidelity Investment Employer Services Company. Age 52.

PRISCILLA A. MYERS--Senior Vice President and Auditor, Audit, Compliance and Investigation since 1995; prior to 1995, Vice President and Auditor. Age 48.

I. EDWARD PRICE--Senior Vice President since 1996; Senior Vice President and Actuary from 1995 to 1996; prior to 1995, Chief Executive Officer, Prudential International Insurance. Age 56.

BRIAN M. STORMS--President, Mutual Funds and Annuities, Prudential Investments since 1996; prior to 1996, Managing Director, Fidelity Investments, Boston. Age 44.

ROBERT J. SULLIVAN--Senior Vice President, Mutual Funds Sales, Individual Financial Services since 1997; prior to 1997, Managing Director, Fidelity Investments, Boston. Age 60.

SUSAN J. BLOUNT--Vice President and Secretary since 1995; prior to 1995, Assistant General Counsel. Age 41. C. EDWARD CHAPLIN--Vice President and Treasurer since 1995; prior to 1995, Managing Director and Assistant Treasurer. Age 41.

ANTHONY S. PISZEL--Vice President and Controller since 1998; Vice President, Enterprise Financial Management from 1997 to 1998; prior to 1997, Chief Financial Officer, Individual Insurance Group. Age 44.

                              SALE OF THE CONTRACTS

Prudential offers the Contracts on a continuous basis through Corporate Office, regional home office and group sales office employees in those states in which the Contracts may be lawfully sold. It may also offer the Contracts through licensed insurance brokers and agents, or through appropriately registered direct or indirect subsidiary(ies) of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary. During 1998, 1997 and 1996, Prudential received $__________, $18,599 and $13,057, respectively, as deferred sales charges from VCA-10. $__________, $860,025 and $479,212, respectively, were credited to other broker-dealers for the same periods in connection with sales of the Contracts. During 1998, 1997 and 1996, Prudential received $__________, $8,370 and $8,659, respectively, from VCA-11 as deferred sales charges and credited $__________, $154,536 and $112,654, respectively, to other broker-dealers in connection with sales of the Contracts. During 1998, 1997 and 1996, Prudential received $__________, $93,520 and
$98,458, respectively, from VCA-24 as deferred sales charges and credited $__________, $2,473,844 and $1,965,736, respectively, to other broker-dealers in connection with sales of the Contracts.

                                     EXPERTS

The financial statements for VCA-10, VCA-11 and VCA-24 included in this Statement of Additional Information and the condensed financial information for VCA-10, VCA-11 and VCA-24 in the prospectus for the fiscal years 1996, 1997 and 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants, as stated in their reports appearing herein. The financial statements have been included in reliance upon the reports of such firms given upon their authority as experts in accounting and auditing. PricewaterhouseCoopers LLP's principal business address is 1177 Avenue of the Americas, New York, New York 10036.

Financial Statements for VCA-10, VCA-11, VCA-24 and Prudential, all as of December 31, 1998, are included in this Statement of Additional Information, beginning at page .

              FINANCIAL STATEMENTS OF VCA-10, VCA-11 AND VCA-24 AND
      CONSOLIDATED FINANCIAL STATEMENTS OF THE PRUDENTIAL INSURANCE COMPANY
                          OF AMERICA AND SUBSIDIARIES
                   TO BE PROVIDED BY POST-EFFECTIVE AMENDMENT

                                     PART C

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial Statements

         (1) Financial Statements of The Prudential Variable Contract Account-24 (Registrant) consisting of the Statement of Net Assets, as of December 31, 1998; the Statement of Operations for the period ended December 31, 1998; the Statements of Changes in Net Assets for the periods ended December 31, 1998 and 1997; and the Notes relating thereto appear in the statement of additional information (Part B of the Registration Statement).

         (2) Financial Statements of The Prudential Insurance Company of America (Depositor) consisting of the Statements of Financial Position as of December 31, 1998 and 1997; the Statements of Operations and Changes in Surplus and Asset Valuation Reserve and the Statements of Cash Flows for the years ended December 31, 1998, 1997 and 1996; and the Notes relating thereto appear in the statement of additional information (Part B of the Registration Statement).

     (b) Exhibits


         (1) Resolution of the Finance       Incorporated by reference to
             Committee of the Board of       Exhibit (1) to this Registration
             Directors of The Prudential     Statement, filed April 4, 1987
             Insurance Company of America    (To be filed via EDGAR)
             establishing The Prudential
             Variable Contract Account-24

         (3) Distribution Agreement between  Incorporated by reference to
             Prudential and The Prudential   Exhibit (3) to this Registration
             Series Fund, Inc.               Statement, filed April 4, 1987
                                             (To be filed via EDGAR)

         (4) (a) Specimen Copy of Group      Incorporated by reference to
             Annuity Contract Form           Exhibit 4(a) to Pre-Effective
             CVA-1000-87 for individual      Amendment No. 1 to this
             retirement annuities            Registration Statement, filed
                                             April 24, 1987
                                             (To be filed via EDGAR)

             (a)(i) Specimen Copy of Group   Incorporated by reference to
             Annuity Contract Form           Exhibit 4(a)(i) to Post-
             CVA-1000-87 for individual      Effective Amendment No. 2
             retirement annuity contracts    to this Registration Statement,
             issued after May 1, 1998        filed April 8, 1998
                                             (To be filed via EDGAR)

             (a)(ii) Specimen Copy of Group  Incorporated by reference to
             Annuity Contract Form           Exhibit 4(a)(ii) to Post-
             CVA-1000-87 for individual      Effective Amendment No. 6
             retirement annuity contracts    to this Registration Statement,
             issued after May 1, 1990        filed April 30, 1990
                                             (To be filed via EDGAR)

         (a)(iii) Specimen Copy of Group                         Incorporated by reference to
         Annuity Contract Form GVA-1000-87                       Exhibit (4)(a)(iii) to Post-Effective
         for individual retirement annuity                       Amendment No. 10 to this
         contracts issued after May 1, 1991                      Registration Statement, filed
                                                                 April 29, 1991
                                                                 (To be filed via EDGAR)

         (a)(iv) Specimen Copy of Group                          Incorporated by reference to
         Annuity Amendment Form GAA-7793                         Exhibit (4)(a)(iii) to Post-Effective
         for individual retirement annuity                       Amendment No. 8 to this
         contracts issued before May 1, 1990                     Registration Statement, filed
                                                                 April 30, 1990
                                                                 (To be filed via EDGAR)

         (b) Specimen Copy of Group                              Incorporated by reference to
         Annuity Contract Form GVA-120-87                        Exhibit (4)(b) to Pre-Effective
         for tax-deferred annuities                              Amendment No. 1 to this
                                                                 Registration Statement, filed
                                                                 April 24, 1987
                                                                 (To be filed via EDGAR)

         (b)(i) Specimen Copy of Group                           incorporated by reference to
         Annuity Contract Form GVA-120-87                        Exhibit (4)(b)(i) to Post-Effective
         for tax-deferred annuity contracts                      Amendment No. 2 to this
         issued after May 1, 1988                                Registration Statement, filed
                                                                 April 8, 1988
                                                                 (To be filed via EDGAR)

         (b)(ii) Specimen Copy of Group                          incorporated by reference to
         Annuity Contract Form GVA-120-87                        Exhibit (4)(b)(ii) to Post-Effective
         for tax-deferred annuity contracts                      Amendment No. 8 to this
         issued after May 1, 1990                                Registration Statement, filed
                                                                 April 30, 1990
                                                                 (To be filed via EDGAR)

         (b)(iii) Specimen Copy of Group                         Incorporated by reference to
         Annuity Contract Form GVA-120-87                        Exhibit (4)(b)(iii) to Post-Effective
         for tax-deferred annuity contracts                      Amendment No. 10 to this
         issued after May 1, 1991                                Registration Statement, filed
                                                                 April 29, 1991
                                                                 (To be filed via EDGAR)

         (b)(iv) Specimen Copy of Group                          incorporated by reference to
         Annuity Amendment Form GAA-7764                         Exhibit (4)(b)(iii) to Post-Effective
         for tax-deferred annuity contracts                      Amendment No. 8 to this
         issued before May 1, 1990                               Registration Statement, filed
                                                                 April 30, 1990
                                                                 (To be filed via EDGAR)

         (c) Specimen Copy of Group                              Incorporated by reference to Annuity
         Contract Form GVA-1010-87                               Exhibit (4)(c) to Pre-Effective
         for deferred compensation plans                         Amendment No. 1 to this
                                                                 Registration Statement, filed
                                                                 April 24, 1987
                                                                 (To be filed via EDGAR)

         (c)(i) Specimen Copy of Group                           Incorporated by reference to
         Annuity Contract Form GVA-1010-87                       Exhibit (4)(c)(i) to Post-Effective
         for deferred compensation plan                          Amendment No. 2 to this
         contracts issued after May 1, 1988                      Registration Statement, filed
                                                                 April 8, 1988
                                                                 (To be filed via EDGAR)

         (c)(ii) Specimen Copy of Group                          Incorporated by reference to
         Annuity Contract Form GVA-1010-87                       Exhibit (4)(c)(ii) to Post-Effective
         for deferred compensation plan                          Amendment No. 8 to this
         contracts issued after May 1, 1990                      Registration Statement, filed
                                                                 April 30, 1990
                                                                 (To be filed via EDGAR)

         (c)(iii) Specimen Copy of Group                         Incorporated by reference to
         Annuity Contract Form GVA-1010-87                       Exhibit (4)(c)(iii) to Post-Effective
         for deferred compensation plan                          Amendment No. 10 to this
         contracts issued after May 1, 1991                      Registration Statement, filed
                                                                 April 29, 1991
                                                                 (To be filed via EDGAR)

         (c)(iv) Specimen Copy of Group                          Incorporated by reference to
         Annuity Amendment Form GAA-7792                         Exhibit (4)(c)(iii) to Post-Effective
         for deferred compensation plan                          Amendment No. 8 to this
         contracts issued before May 1, 1990                     Registration Statement, filed
                                                                 April 30, 1990
                                                                 (To be filed via EDGAR)

         (iii)(f) Specimen Copy of Group                         Incorporated by reference to
         Annuity Contract Form GAA-7900-                         Exhibit 99.1 to Post-Effective
         Defcomp for deferred compensation                       Amendment No. 27 to the
         plan contracts issued before May 1,                     Registration Statement of The
         1996                                                    Prudential Variable Contract
                                                                 Account-10, Registration Statement
                                                                 No. 2-76580, filed April 29, 1996.

         (iii)(g) Specimen Copy of Group                         Incorporated by reference to
         Annuity Contract Form GAA-7900-                         Exhibit 99.11 to Post-Effective
         DefComp-1 for deferred                                  Amendment No. 27 to the
         compensation plan contracts issued                      Registration Statement of The
         before May 1, 1996                                      Prudential Variable Contract
                                                                 Account-10, Registration Statement
                                                                 No. 2-76580, filed April 29, 1996.

         (iii)(h) Specimen Copy of Group                         Incorporated by reference to
         Annuity Contract Form GAA-7900-                         Exhibit 99.12 to Post-Effective
         Secular for deferred compensation                       Amendment No. 27 to the
         plan contracts issued before May 1,                     Registration Statement of The
         1996                                                    Prudential Variable Contract
                                                                 Account-10, Registration Statement
                                                                 No. 2-76580, filed April 29, 1996.

         (iii)(i) Specimen Copy of Group                         Incorporated by reference to
         Annuity Contract Form GAA-7900-                         Exhibit 99.13 to Post-Effective
         Secular-1 for deferred compensation                     Amendment No.  27 to the
         plan contracts issued before May 1,                     Registration Statement of The
         1996                                                    Prudential Variable Contract
                                                                 Account-10, Registration Statement
                                                                 No. 2-76580, filed April 29, 1996.

         (d) Specimen Copy of Group                              Incorporated by reference to Annuity
         Contract Form GVA-1010-87                               Exhibit (4)(d) to Post-Effective
         for non-qualified deferred                              Amendment No. 2 to this
         compensation plans                                      Registration Statement, filed
                                                                 April 8, 1988
                                                                 (To be filed via EDGAR)

 (5)     Application and Enrollment Forms as                     Incorporated by reference to
         revised for use after May 1, 1991                       Exhibit (5) to Post-Effective
                                                                 Amendment No. 10 to this
                                                                 Registration Statement, filed

                                                                 April 29, 1991
                                                                 (To be filed via EDGAR)

 (6)     (a) Copy of the Charter of Prudential                   Incorporated by reference to
         as amended to and including                             Post-Effective Amendment No. 9 to
         November 14, 1995                                       Form S-1, Registration No.33-20083,
                                                                 filed April 9, 1997 on behalf of The
                                                                 Prudential Variable Contract Real
                                                                 Property Account.

         (b) Copy of the By-Laws of Prudential, as               Incorporated by reference to Form S-6, Registration No.
         amended to and including May 12, 1998                   333-64957, filed on September 30, 1998 via EDGAR on
                                                                 behalf of The Prudential Variable Appreciable Account

 (8)     (a) Service Agreement between                           Incorporated by reference to
         Prudential and The Prudential Asset                     Exhibit (8)(a) to this Registration
         Management Company, Inc.                                Statement, filed April 4, 1987
                                                                 (To be filed via EDGAR)

 (9)     Opinion of Counsel and Consent to                       Incorporated by reference to
         its use as to the legality of the                       Exhibit (9) to this Registration
         securities being registered                             Statement, filed April 4, 1987
                                                                 (To be filed via EDGAR)

(10)     (a) Consents of independent public                      TO BE FILED BY POST-EFFECTIVE AMENDMENT
         accountants

         (b) Powers of Attorney for Directors                    Incorporated by reference to
         and Officers of Prudential                              Post-Effective Amendment No. 10
                                                                 to Form S-1, Registration No.
                                                                 33-20083, filed April 9, 1998
                                                                 on behalf of The Prudential
                                                                 Variable Contract Real Property
                                                                 Account

         (b)(i) Anthony S. Piszel                                Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4, Registration No. 333-23271, filed February 23,
                                                                 1999 on behalf of The Prudential Discovery Select Group
                                                                 Variable Contract Account

(13)     Calculation of Performance Data                         Appears under the heading of "Performance"
                                                                 in the Statement of Additional Information
                                                                 (Part B of this Registration Statement)

(14)     Financial Data Schedule                                 Filed herein.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Information about the Directors and Executive Officers of Prudential, Registrant's depositor, appears under the heading of "Directors and Officers of Prudential" in the Statement of Additional information (Part B of this Registration Statement).

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Registrant is a separate account of The Prudential Insurance Company of America, a mutual life insurance company organized under the laws of the State of New Jersey. The subsidiaries of Prudential and short descriptions of each are listed under Item 25 to Post-Effective Amendment No. 34 to the Form N-1A Registration Statement for The Prudential Series Fund, Inc., Registration No. 2-80896, filed April 24, 1998, the text of which is hereby incorporated.

In addition to the subsidiaries shown on the Organization Chart, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential also holds directly and in three of its separate accounts, shares of The Prudential Series Fund, Inc., a Maryland corporation. The balance of the shares of The Prudential Series, Inc. are held in separate accounts of Pruco Life insurance Company and Pruco Life Insurance Company of New Jersey, wholly-owned subsidiaries of Prudential. All of the separate accounts referred to above are unit investment trusts registered under the Investment Company Act of 1940. Prudential's Gibraltar Fund, Inc. and The Prudential Series Fund, Inc. are registered as open-end, diversified management Investment companies under the investment Company Act of 1940. The shares of these investment companies are voted in accordance with the instructions of persons having interests in the unit investment trusts, and Prudential, Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey vote the shares they hold directly in the same manner that they vote the shares that they hold in their separate accounts.

Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Contract Account-11, separate accounts of Prudential registered as open-end, diversified management investment companies under the investment Company Act of 1940.

The Prudential is a mutual insurance company. Its financial statements have been prepared in conformity with generally accepted accounting principles, which include statutory accounting practices prescribed or permitted by state regulatory authorities for insurance companies.

ITEM 27. NUMBER OF CONTRACTOWNERS

As of March 31, 1998, the number of contractowners of qualified contracts offered by Registrant was 494, and the number of contractowners of non-qualified contracts offered by Registrant was 6.

ITEM 28. INDEMNIFICATION

The Registrant, in conjunction with certain affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

New Jersey, being the state of organization of Prudential Insurance Company of America ("Prudential"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of New Jersey law permitting indemnification can be found in Section 14A:3-5 of the New Jersey Statutes Annotated. The text of Prudential's By-law 27, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit (8)(ii) of Post-Effective Amendment No. 26 to Form N-3, Registration No. 2-76580, filed May 1, 1995, on behalf of The Prudential Variable Contract Account-10.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the Act) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

    (a) Prudential Investment Management Services LLC, a direct wholly owned subsidiary of Prudential, acts as the principal underwriter for the registrant and also for The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10 and The Prudential Variable Contract Account-11, which are registered as open-end management investment companies under the Investment Company Act of 1940.

        Prudential is the depositor for the Registrant and for Prudential's Investment Plan Account, Prudential's Annuity Plan Account, Prudential's Annuity Plan Account-2, The Prudential Individual Variable Contract Account and The Prudential Qualified Individual Variable Contract Account, unit investment trusts registered under the Investment Company Act of 1940.

    (b) Not Applicable.

    (c) Reference is made to the Section entitled "Charges" of the prospectus (Part A of this Registration Statement) and "Investment Management and Administration of VCA-10, VCA-11 and VCA-24" on page of the Statement of Additional Information (Part B of this Registration Statement).

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The names and addresses of the persons who maintain physical possession of the accounts, books and documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are:

The Prudential Insurance Company of America and The Prudential Investment Corporation
751 Broad Street
Newark, New Jersey 07102-3777

Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

The Prudential Insurance Company of America and
The Prudential Investment Corporation
56 North Livingston Avenue
Roseland, New Jersey 07068

The Prudential Insurance Company of America
c/o Prudential Defined Contribution Services
30 Scranton Office Park
Scranton, Pennsylvania 18507-1789

Investors Fiduciary Trust Company
127 West 10th Street
Kansas City, Missouri 64105

ITEM 31. MANAGEMENT SERVICES

    Not applicable.

ITEM 32. UNDERTAKINGS

    (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

    (b) Registrant undertakes to affix to the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information or to include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

    (c) Registrant undertakes to deliver any Statement of Additional Information promptly upon written or oral request.

    (d) Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance on November 8, 1988.

    (e) Registrant represents that it is relying upon Rule 6c-7 under the Investment Company Act of 1940 in connection with the sale of its group variable contracts to participants in the Texas Optional Retirement Program. Registrant also represents that it has complied with the provisions of paragraph (a) - (d) of the Rule.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed on behalf of the Registrant in the City of Newark and State of New Jersey, on the 26th day of February, 1999.

                 THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT-24
                 (REGISTRANT)

                 BY: THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                                            AND

                 THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                 (DEPOSITOR)

                 By:   /s/ MENDEL A. MELZER
                       --------------------
                           Mendel A. Melzer
                           Vice President

    As required by the Securities Act of 1933, this Registration Statement has been signed below by the following Directors and Officers of The Prudential Insurance Company of America in the capacities and on the date indicated.

            SIGNATURE                        TITLE                             DATE
        --------------------          --------------------             --------------------
        *ARTHUR F. RYAN               Chairman of the Board,  )
        --------------------          Chief Executive Officer )
         Arthur F. Ryan               and President           )


        *FRANKLIN E. AGNEW                                    )
        --------------------
         Franklin E. Agnew                            Director)

                                                              )
        *FREDERIC K. BECKER                                   )
        --------------------
         Frederic K. Becker                           Director)

                                                              )
        *MARTIN A. BERKOWITZ                                  )
        --------------------
         Martin A. Berkowitz             Senior Vice President)

                                                              )
        *RICHARD J. CARBONE                                   )
        --------------------
         Richard J. Carbone            Chief Financial Officer)
                                                              )          February 26, 1999
        *JAMES G. CULLEN                                      )
        --------------------
         James G. Cullen                              Director)

                                                              )
        *CAROLYNE K. DAVIS                                    )
        --------------------
         Carolyne K. Davis                            Director)

                                                              )
        *ROGER A. ENRICO                                      )
        --------------------
         Roger A. Enrico                              Director)

                                                              )
        *ALLAN D. GILMOUR                                     )
        --------------------
         Allan D. Gilmour                             Director)

                                                              )
        *WILLIAM H. GRAY, III                                 )
        --------------------
         William H. Gray, III                         Director)

                                                              )
        *JON F. HANSON                                        )
        --------------------
         Jon F. Hanson                                Director)

                                                              )
        *GLEN H. HINER, JR.                                   )
        --------------------
         Glen H. Hiner, Jr.                           Director)

                                                              )
        *CONSTANCE J. HORNER                                  )
        --------------------
         Constance J. Horner                          Director)

                                                              )
        *GAYNOR KELLEY                                        )
        --------------------
         Gaynor Kelley                                Director)

                                                              )
        *BURTON G. MALKIEL                                    )
        --------------------
         Burton G. Malkiel                            Director)

        *IDA F.S. SCHMERTZ                                    )
        --------------------
         Ida F.S. Schmertz                            Director)

                                                              )
        *CHARLES R. SITTER                                    )
        --------------------
         Charles R. Sitter                            Director)

                                                              )
        *DONALD L. STAHELI                                    )
        --------------------
         Donald L. Staheli                            Director)

                                                              )
        *RICHARD M. THOMSON                                   )
        --------------------
         Richard M. Thomson                           Director)

                                                              )
        *JAMES A. UNRUH                                       )
        --------------------
         James A. Unruh                               Director)

                                                              )          February 26, 1999
        *P. ROY VAGELOS, M.D.                                 )
        --------------------
         P. Roy Vagelos, M.D.                         Director)

                                                              )
        *STANLEY C. VAN NESS                                  )
        --------------------
         Stanley C. Van Ness                          Director)

                                                              )
        *PAUL A. VOLCKER                                      )
        --------------------
         Paul A. Volcker                              Director)

                                                              )
        *JOSEPH H. WILLIAMS                                   )
        --------------------
         Joseph H. Williams                           Director)

                                                              )
        *ANTHONY S. PISZEL                      Vice President)
        --------------------
         Anthony S. Piszel                      and Controller)


                                              *By: /s/ CAREN CUNNINGHAM
                                                   --------------------
                                              Caren Cunningham
                                              (Attorney-in-Fact)